As filed with the Securities and Exchange Commission on June 2, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
March 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any ac-
tion. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at (888) 992-2765 or absolute.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 992-2765 or absolute.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Absolute Funds.

The views in this report were those of Absolute Investment Advisers LLC (“AIA” and “Absolute”), the investment adviser to the Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund
(each a “Fund” and collectively the “Funds”) as of March 31, 2020, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.
The Funds utilize a multi-manager strategy. For a complete description of each Fund’s principal investment risks please refer to its respective prospectus.
Although each Fund’s strategy is different, each Fund is subject to the following risks: Small- and medium-sized company risk; foreign or emerging markets securities risk which involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets; interest rate risk; and high yield, lower-rated (junk) bonds risk.
Other principal risks include investing in initial public offerings; selling securities short with the risk of magnified capital losses; investing in derivatives which can be volatile and involve various types and degrees of risks; and
investing in options and futures which are subject to special risks and may not fully protect a Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of futures prices.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
The S&P 500® Index (“S&P 500”) is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Bloomberg Barclays U.S. Aggregate Bond Index is a
broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The HFRX Global Hedge Fund Index is a broad-based measurement of the performance of the hedge fund universe; it is comprised of eight strategies - convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry. The MSCI World Index measures the performance of a diverse range of 24 developed countries’ stock markets including the United States and Canada, and countries in Europe, the Middle East; Asia and the Pacific. The HFRX Equity Hedge Index measures the performance of strategies that maintain positions both long and short in primarily equity and equity derivative securities. The HFRX Fixed Income
Convertible Arbitrage Index measures the performance of hedge fund strategies that are predicated on realizing of a spread between related instruments at least one of which is a convertible fixed income instrument. The iBoxx High
Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The total return of the indices include the reinvestment of dividends and income.
The total return of each Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Funds are professionally managed, while the indices are unmanaged and are not available for investment.
Alpha is the measure of performance on a risk-adjusted (beta) basis. Alpha takes the volatility (price risk) of a fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha. Beta is a measure of a fund’s relative volatility as compared to the S&P 500 which by definition is 1.00. Accordingly a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 in up markets and 10% worse in down markets. The HFR Indices are equally weighted performance indexes, utilized by numerous hedge fund managers as a benchmark for their own hedge funds. One cannot invest directly in an index.
Absolute Strategies Fund, Absolute Funds, and Absolute Investment Advisers are registered service marks. Other marks referred to herein are the trademarks, service marks or registered trademarks of their respective owners.

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
1
Absolute Funds
Dear Shareholder,
We are pleased to present the Annual Report for the Absolute Strategies Fund, Absolute Convertible Arbitrage Fund
and the Absolute Capital Opportunities Fund (the “Funds” or “Absolute Funds”) for the year ended March 31, 2020.
The Adviser has maintained a consistent philosophy and discipline since inception in 2005. Our Funds have focused on strategies to create various forms of alpha in both equity and credit markets. Focusing on alpha, whether it be long-
only, neutral or short biased, can assist investors and asset allocators achieve diversification. While not all market cycles provide a beneficial backdrop for achieving “defensive” performance, our patient, disciplined approach, unlike most other alternative investments or passive strategies, thrives during difficult environments.
We have long believed unprecedented central bank stimulus and a massive corporate buyback/debt binge created an extremely overvalued and fragile market. It is never easy to identify the catalyst that will eventually upset this fragility, but it is becoming routine for financial markets to exhibit a continuous cycle of boom/bust behavior. This fragility was recently disrupted by the COVID-19 pandemic which has created a surreal environment of economic chaos. Our Funds performed well during this period, taking advantage of some of this volatility and monetizing certain short positions or hedges. As expected, central banks and governments have responded with trillions of dollars in market stimulus and corporate debt bailouts.
Absolute Strategies Fund
The Strategies Fund returned 3.54% over the 12 months ended March 31. By comparison, the HRFX Global Hedge
Fund Index returned -1.39% and the S&P 500 Index returned -6.98%. Year to date, the Fund returned 3.58%, versus
-6.85% for the HRFX Global Hedge Fund Index and -19.60% for the S&P 500 Index.
The Fund was positioned with an overall net short position, including index futures and put options on specific sectors, and performance benefited greatly during the recent market crash. Most of the option and net short exposures have been monetized and the overall positioning is currently running closer to market neutral. Performance for the period overall benefited from futures hedges and options, and individual securities including Apple, Barrick Gold, CBS,
Blackstone, Royal Gold, Brookfield Asset Management, Diageo, and Nestle were positive performers. Some options positions detracted from performance and individual securities such as Dupont, Anheuser Busch, Enbridge, Viacom, and Schlumberger were detractors.
Current market dislocations and illiquidity offer opportunities to trade around volatility. The Strategies Fund has shifted to a market neutral bias but will opportunistically shift exposures back to net short if the potential exists for flare ups in volatility or if violent rallies appear to be part of a larger, secular decline.
Long value, short growth equity positioning has been a detractor as value under-performance vs growth has reached an extreme, including during the most recent market drawdown. However, we believe value investments are suddenly very cheap; the spread between our longs and shorts has never been greater and increasing the potential return profile going forward.
Absolute Capital Opportunities Fund
The Opportunities Fund returned 3.48% over the 12 months ended March 31. By comparison, the HRFX Equity
Hedge Index returned -9.44% and the S&P 500 Index returned -6.98%. Year to date, the Fund returned 1.71%, versus
-13.33% for the HRFX Equity Hedge Index and -19.60% for the S&P 500 Index.
Recent performance during the market drawdown benefited from option trading that provided a strong hedge to a value-biased portfolio. Blackstone, Apple, and CBS were positive contributors. Viacom, Gildan Activewear, and
Mohawk Industries were larger losers.

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
2
Absolute Funds
Capital preservation has been a key focus during the past few years unlike most long/short equity funds. The portfolio is made up of mostly single-stock equity positions using fundamental, bottom-up analysis. Positioning is designed to utilize option strategies to enhance performance both long and short.
Net exposures have been largely market neutral in recent years, but overall net positioning can move quite a bit over time. Recent positioning varied from net long to net short, back to net long. Overall positioning depends on the portfolio managers’ views on absolute vs relative valuations.
Absolute Convertible Arbitrage Fund
The Arbitrage Fund returned 1.18% over the 12 months ended March 31. By comparison, the HRFX Fixed Income
Convertible Arbitrage Index returned -1.57%. Year to date, the Fund returned -2.18%, versus -5.75% for the HRFX Fixed
Income Convertible Arbitrage Index.
Performance benefited from the strategy’s overall defensive characteristics. The Portfolio Manager’s expertise helped avoid losses faced in other credit areas through security selection and from having a cash cushion. The Arbitrage
Fund’s portfolio has benefited from hedging, volatility trading and avoiding sectors that may have the greatest likelihood of defaults. Winning trades included Inovio Pharmaceuticals, Q2 Holdings, and Insulet Corp. Detractors
included Encore Capital, Wayfair, and Alteryx.
The strategy is always hedged and has very low sensitivity to interest rates. Credit spreads have widened considerably and opportunities exist to take advantage of very attractive pricing in the credit markets. This has increased the potential return profile significantly going forward.
Market Outlook
In our prior report to shareholders last Fall, we charted the financial landscape as a continued mix of over-valued assets, divergent trends and central bank confusion. We observed that the Federal Reserve (and nearly every global central bank) had flipped to a pattern of rate cuts that led to additional efforts to add massive overnight liquidity; this became known as “not-QE” (not Quantitative Easing). Financial markets responded in typical style with speculation and momentum driving prices to exuberant levels, leading to new all-time highs in mid-February 2020.
Additionally we outlined several questions including: 1) Can financial markets function without constant, massive central bank liquidity? 2) What would a simple “reversion to the mean” in global financial markets look like? And 3)
How would this impact a typical portfolio that is heavily weighted towards a combination of past performance and highly correlated asset classes?
These questions continue to be addressed by central banks every time there is a crisis. However, we are now dealing with a crisis that may have lasting implications for the economy and markets. Several trillion dollars in stimulus and bailouts can keep things afloat for a while, but what happens when all of this new money and debt isn’t supported with a durable economy? At what point do we reach the end of this boom, bust, stimulus, rinse and repeat cycle?
The pandemic and the fiscal and monetary response to it is the type of event that can create a scary finale to what we believe is a “super-cycle” wave of debt and speculation; maybe it happens now or maybe a few years from now.
In technical terms, this “super-cycle” appears to be quickly running out of time and energy and the end of this period could be a truly devastating financial event for millions of people. Unemployment (U6) is already over 20%, and, according to the Federal Reserve, 40% of households who make less than $40,000 have lost a job.
How this ultimately plays out is clearly unknown and we are not looking to adhere to any specific bias. We do not manage money as if the investment environment is one big momentum game; we feel it is important to remain focused on our discipline and protect against downside risks. The Absolute Funds utilize skilled managers, security selection, and trading experience as opposed to passive investments that are entirely geared toward beta and market momentum. At a minimum, we would expect the next few years to be extremely uncertain which may result in additional swings in volatility. While markets “technically” can reach new highs, the risk/reward tradeoffs may look quite different and relying on past performance of passive/index investments may prove to be costly.

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
3
Absolute Funds
Market drawdowns and illiquid conditions offer opportunities for skilled portfolio managers to: (1) take advantage of vital trading experience during times of volatility, (2) reallocate portfolios or monetize short positions, and (3)
find discounted securities and distressed situations. We believe these skills, along with most risk management processes, have been largely ignored and undervalued over the past decade as long-only passive investments and speculation thrived. However, the next decade may require much more patience and discipline; a return to alpha-
generating strategies is long overdue.
Sincerely,
Jay Compson
Portfolio Manager
Absolute Investment Advisers LLC

ABSOLUTE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
4
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment in Institutional Shares, including reinvested dividends and distributions, in Absolute Strategies Fund (the “Fund”) compared with the performance of the benchmarks, S&P 500 Index (“S&P 500”), Bloomberg
Barclays U.S. Aggregate Bond Index (“Barclays Index”), the HFRX Global Hedge Fund Index (“HFRX”) and the MSCI World Index (“MSCI World”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Barclays Index is a broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The HFRX is a broad-based measurement of the performance of the hedge fund universe; it is comprised of eight strategies - convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry. The MSCI World measures the performance of a diverse range of 24 developed countries’ stock markets including the United States and Canada, and countries in Europe, the
Middle East; Asia and the Pacific. The total return of the indices include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Strategies Fund vs. S&P 500® Index, Bloomberg Barclays U.S. Aggregate Bond Index,
HFRX Global Hedge Fund Index and MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than
the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 2.44%. Excluding the effect of expenses attributable to dividends and interest on short sales and acquired fund fees and expenses, the Fund's total annual operating expense ratio would be 2.26%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.99%, through August 1, 2021 (the “Expense Cap”).
The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Absolute Strategies Fund 3.54% -1.15% -0.12%
S&P 500® Index -6.98% 6.73% 10.53%
Bloomberg Barclays U.S. Aggregate Bond Index 8.93% 3.36% 3.88%
HFRX Global Hedge Fund Index -1.39% -0.65% 0.23%
MSCI World Index -10.39% 3.25% 6.57%

ABSOLUTE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
5
Absolute Funds
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. To the extent that the Fund invests in another fund sponsored by the Fund's adviser or its affiliates, the adviser may waive certain fees and expenses. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
For the most recent month-end performance, please call (888) 992-2765.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
6
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in the Absolute Capital Opportunities Fund (the “Fund”) compared with the performance of the benchmarks, the HFRX Equity Hedge Index (“HFRX
Equity”) and the S&P 500 Index (“S&P 500”), since inception. HFRX Equity measures the performance of strategies that maintain positions both long and short in primarily equity and equity derivative securities. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses.
The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Capital Opportunities Fund vs. HFRX Equity Hedge Index
and S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than
the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.25%. Excluding the effect of expenses attributable to dividends and interest on short sales and acquired fund fees and expenses, the Fund's total annual operating expense ratio would be 1.94%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.75%, through August 1, 2021 (the “Expense Cap”).
The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
For the most recent month-end performance, please call (888) 992-2765.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year
Since Inception
12/30/15
Absolute Capital Opportunities Fund 3.48% 5.83%
HFRX Equity Hedge Index -9.44% -1.07%
S&P 500® Index -6.98% 7.61%

Absolute Funds
7
Absolute Funds
THIS PAGE INTENTIONALLY LEFT BLANK

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
8
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in
Absolute Convertible Arbitrage Fund (the “Fund”) compared with the performance of the benchmarks, HFRX Fixed Income Convertible Arbitrage
Index ("HFRX Fixed Income"), Bloomberg Barclays U.S. Aggregate Bond Index ("Barclays Index"), IBoxx High Yield Index ("iBoxx Index") and the
S&P 500 Index ("S&P 500"), over the past ten fiscal years. The HFRX Fixed Income measures the performance of hedge fund strategies that are predicated on realizing a spread between related instruments at least one of which is a convertible fixed income instrument. The iBoxx Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The
S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Barclays Index is a broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The total return of the indices include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Convertible Arbitrage Fund vs. HFRX Fixed Income Convertible Arbitrage Index, Bloomberg Barclays U.S. Aggregate Bond Index,
iBoxx High Yield Index and S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than
the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, as supplemented December 23, 2019, the annual operating expense ratio (gross) is 1.99%. Excluding the effect of expenses attributable to dividends and interest on short sales and acquired fund fees and expenses, the Fund's total annual operating expense ratio would be 1.65%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) to 1.40%, through
August 1, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Absolute Convertible Arbitrage Fund 1.18% 3.80% 4.46%
HFRX Fixed Income Convertible Arbitrage Index -1.57% 1.88% 2.12%
Bloomberg Barclays U.S. Aggregate Bond Index 8.93% 3.36% 3.88%
iBoxx High Yield Index -6.14% 2.50% 5.17%
S&P 500® Index -6.98% 6.73% 10.53%

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
9
Absolute Funds
apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (888) 992-2765.
On August 14, 2017, a hedge fund managed by Mohican Financial Management LLC reorganized into the Fund. The Fund’s performance for periods prior to the commencement of operations is that of the hedge fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the hedge fund was calculated net of the hedge fund’s fees and expenses. The performance of the hedge fund is not the performance of the Fund, has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund, and is not necessarily indicative of the Fund’s future performance. If the performance of the hedge fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been lower. The hedge fund was not registered under the Investment
Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY (Unaudited)
March 31, 2020
10
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for put options written represent 10.3%  of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
25.3%
Asset Backed Obligations
0.3%
Investment Companies
50.9%
Money Market Fund
10.0%
Purchased Options
0.8%
Written Options
(0.3)%
Other Assets & Liabilities, Net * 13.0%
100.0%

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
11
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 25.3%
Communication Services - 0.9%
39,100 Liberty Global PLC, Class C
(a)
$ 614,261
Consumer Discretionary - 2.8%
9,440 Anheuser-Busch InBev SA/NV, ADR 416,493
16,000 HD Supply Holdings, Inc.
(a)
454,880
5,000 Starbucks Corp. 328,700
6,250 The TJX Cos., Inc. 298,812
4,500 The Walt Disney Co. 434,700
1,933,585
Consumer Staples - 1.5%
2,000 Diageo PLC, ADR 254,240
7,000 Ingredion, Inc. 528,500
2,500 Nestle SA, ADR 257,475
1,040,215
Energy - 2.3%
38,000 Enbridge, Inc. 1,105,420
13,500 Royal Dutch Shell PLC, ADR, Class B 440,910
1,546,330
Financials - 5.7%
9,350 Berkshire Hathaway, Inc., Class B
(a)
1,709,461
16,000 Brookfield Asset Management, Inc., Class A 708,000
25,000 Loews Corp. 870,750
4,200 Simon Property Group, Inc. REIT 230,412
4,000 The Travelers Cos., Inc. 397,400
3,916,023
Health Care - 3.6%
17,500 CVS Health Corp. 1,038,275
6,000 Pfizer, Inc. 195,840
27,500 Sanofi, ADR 1,202,300
2,436,415
Industrials - 0.9%
24,000 ABB, Ltd., ADR 414,240
3,000 Expeditors International of Washington, Inc. 200,160
614,400
Information Technology - 1.2%
11,000 Cerner Corp. 692,890
1,500 Guidewire Software, Inc.
(a)
118,965
811,855
Materials - 4.2%
19,310 Agnico Eagle Mines, Ltd. 768,345
42,000 Barrick Gold Corp. 769,440
26,833 Corteva, Inc. 630,576
20,833 DuPont de Nemours, Inc. 710,405
2,878,766
Real Estate - 0.9%
19,500 Equity Commonwealth REIT  618,345
Utilities - 1.3%
12,500 Dominion Energy, Inc. 902,375
Total Common Stock (Cost $18,309,070) 17,312,570
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 38,002 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
3.90% 03/25/36 30,007
22,722 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
3.85  03/25/36 18,011
15,633 Banc of America Funding Corp., Series 2006-E 2A1
(b)
4.65  06/20/36 13,155
18,329 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.63  07/20/47 15,105
48,817 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 45,089
17,870 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 16,044
19,138 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 17,580
21,688 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
4.24  09/25/47 17,641
39,775 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.86  09/25/36 29,314
14,024 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
3.76  04/25/37 11,468

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
12
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 22,042 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
4.22% 04/25/47 $ 13,517
Total Asset Backed Obligations (Cost $169,919) 226,931
Shares Security Description Value
Investment Companies - 50.9%
1,285,087 Absolute Capital Opportunities Fund
(a)(c)
15,292,540
1,901,218 Absolute Convertible Arbitrage Fund
(c)
19,620,564
Total Investment Companies (Cost $32,372,584) 34,913,104
Shares Security Description Value
Money Market Fund - 10.0%
6,844,715 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21%
(d)
(Cost $6,844,715) 6,844,715
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.8%
Call Options Purchased - 0.0%
750 Alerian MLP ETF $ 8.00 01/21 $ 600,000 750
1,000 Energy Select Sector SPDR Fund ETF 52.00 07/20 5,200,000 1,000
1,000 SPDR S&P 500 ETF Trust 345.00 04/20 34,500,000 1,000
2,000 VanEck Vectors Oil Services ETF 15.00 04/20 3,000,000 2,000
Total Call Options Purchased (Premiums Paid $243,274) 4,750
Put Options Purchased - 0.8%
1,000 iPath Series B S&P 500 VIX Short-Term Futures
ETN 25.00 05/20 4,625,000 70,000
1,000 SPDR S&P 500 ETF Trust 200.00 04/20 25,775,000 59,000
3,000 SPDR S&P 500 ETF Trust 200.00 04/20 77,325,000 375,000
Total Put Options Purchased (Premiums Paid $1,202,144) 504,000
Total Purchased Options (Premiums Paid $1,445,418) 508,750
Investments, at value - 87.3% (Cost $59,141,706) $ 59,806,070
Total Written Options - (0.3)% (Premiums Received $(458,444)) (176,000)
Other Assets & Liabilities, Net - 13.0% 8,909,281
Net Assets - 100.0% $ 68,539,351

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN
March 31, 2020
13
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.3)%
Put Options Written - (0.3)%
(1,000) SPDR S&P 500 ETF Trust $ 180.00 04/20 $ 18,000,000 $ (23,000)
(3,000) SPDR S&P 500 ETF Trust 180.00 04/20 54,000,000 (153,000)
Total Put Options Written (Premiums Received $(458,444)) (176,000)
Total Written Options - (0.3)% (Premiums Received $(458,444)) $ (176,000)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
March 31, 2020
14
Absolute Funds
See Notes to Financial Statements.
At March 31, 2020 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At March 31, 2020, the value of investments in affiliated companies was $34,913,104 representing 50.94% of net assets, and the total cost was $32,372,584. Net unrealized appreciation was $277,403, net realized gain was $5,446, total capital gain distributions were $410,227 and investment income was $235,075.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange Traded Fund
ETN Exchange Traded Note
MLP Master Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2020.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(60) Nasdaq 100 E-mini Future 06/19/20 $ (9,166,726) $ (9,343,500) $ (176,774)
(120) S&P 500 E-mini Future 06/19/20 (15,160,778) (15,418,200) (257,422)
(40) U.S. 10-Year Note Future 06/19/20 (5,516,356) (5,547,500) (31,144)
$ (29,843,860) $ (30,309,200) $ (465,340)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2019
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2020
Realized
Loss
Capital
Gain
Distributions
Investment
Income
Shares 1,713,508 – (428,421) – 1,285,087
Cost $ 18,084,900 $ – $ (5,122,911) $ – $ 12,961,989 $(122,911) $ – $ –
Value 19,705,339 – – 710,112 15,292,540
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2019
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2020
Realized
Gain
Capital
Gain
Distributions
Investment
Income
Shares 2,314,548 61,116 (474,446) – 1,901,218
Cost $ 23,636,935 $ 645,302 $ (4,871,642) $ – $ 19,410,595 $ 128,357 $ 410,227 $ 235,075
Value 24,279,613 – – (432,709) 19,620,564
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 614,261 $ – $ – $ 614,261
Consumer Discretionary 1,933,585 – – 1,933,585
Consumer Staples 1,040,215 – – 1,040,215
Energy 1,546,330 – – 1,546,330
Financials 3,916,023 – – 3,916,023
Health Care 2,436,415 – – 2,436,415
Industrials 614,400 – – 614,400
Information Technology 811,855 – – 811,855
Materials 2,878,766 – – 2,878,766
Real Estate 618,345 – – 618,345
Utilities 902,375 – – 902,375
Asset Backed Obligations – 226,931 – 226,931

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
March 31, 2020
15
Absolute Funds
See Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at year end.
Level 1 Level 2 Level 3 Total
Investment Companies $ 34,913,104 $ – $ – $ 34,913,104
Money Market Fund – 6,844,715 – 6,844,715
Purchased Options 507,000 1,750 – 508,750
Investments at Value $ 52,732,674 $ 7,073,396 $ – $ 59,806,070
Total Assets $ 52,732,674 $ 7,073,396 $ – $ 59,806,070
Liabilities
Other Financial Instruments*
Written Options (176,000) – – (176,000)
Futures (465,340) – – (465,340)
Total Other Financial Instruments* $ (641,340) $ – $ – $ (641,340)
Total Liabilities $ (641,340) $ – $ – $ (641,340)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PORTFOLIO HOLDINGS SUMMARY (Unaudited)
March 31, 2020
16
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short represent 38.8% of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
63.0%
Money Market Fund
20.9%
Purchased Options
5.0%
Written Options
(27.0)%
Other Assets & Liabilities, Net * 38.1%
100.0%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
17
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 63.0%
Communication Services - 9.9%
644 Alphabet, Inc., Class A
(a)
$ 748,296
964 Alphabet, Inc., Class C
(a)(b)
1,120,949
1,820 Charter Communications, Inc., Class A
(a)
794,084
16,100 Discovery, Inc., Class C
(a)(b)
282,394
7,609 Facebook, Inc., Class A
(a)(b)
1,269,181
6,385 Motorola Solutions, Inc. 848,694
47,399 ViacomCBS, Inc.
(b)
664,060
5,727,658
Consumer Discretionary - 18.0%
378 Amazon.com, Inc.
(a)(b)
736,994
662 Booking Holdings, Inc.
(a)
890,602
24,471 CarMax, Inc.
(a)(c)
1,317,274
16,061 del Taco Restaurants, Inc.
(a)
55,089
19,145 Delta Air Lines, Inc.
(b)
546,207
20,687 Expedia Group, Inc. 1,164,057
29,620 General Motors Co.
(b)
615,504
54,650 Gildan Activewear, Inc. 697,334
16,350 Hasbro, Inc.
(b)
1,169,843
12,230 Mohawk Industries, Inc.
(a)
932,415
191 NVR, Inc.
(a)
490,700
8,805 Robert Half International, Inc. 332,389
3,211 Spark Networks SE, ADR
(a)
8,284
12,226 The Walt Disney Co.
(b)
1,181,032
9,400 United Airlines Holdings, Inc.
(a)
296,570
10,434,294
Consumer Staples - 3.8%
2,353 AMERCO
(a)
683,664
19,750 Philip Morris International, Inc.
(b)
1,440,960
2,800 The Kraft Heinz Co.
(c)
69,272
2,193,896
Financials - 14.9%
11,869 American Express Co.
(b)
1,016,105
4,699 Aon PLC 775,523
7,546 Berkshire Hathaway, Inc., Class B
(a)
1,379,635
40,022 CBRE Group, Inc., Class A
(a)
1,509,230
4,379 Citigroup, Inc.
(b)
184,443
5,725 JPMorgan Chase & Co. 515,422
16,775 Northern Trust Corp. 1,265,841
15,073 The Blackstone Group, Inc. 686,877
18,155 The Charles Schwab Corp.
(b)
610,371
4,440 Visa, Inc., Class A
(b)
715,373
8,658,820
Health Care - 1.5%
3,640 Becton Dickinson and Co.
(b)
836,363
Industrials - 5.4%
9,823 Jacobs Engineering Group, Inc. 778,669
1,165 Lockheed Martin Corp.
(b)
394,877
53,186 Quanta Services, Inc.
(c)
1,687,592
1,772 The Boeing Co.
(b)
264,276
3,125,414
Information Technology - 9.5%
6,654 Analog Devices, Inc.
(c)
596,531
9,420 Apple, Inc.
(b)(c)
2,395,412
3,590 Autodesk, Inc.
(a)
560,399
32,875 Covetrus, Inc.
(a)
267,603
16,394 GoDaddy, Inc., Series A
(a)
936,261
17,610 SS&C Technologies Holdings, Inc. 771,670
5,527,876
Total Common Stock (Cost $42,755,998) 36,504,321

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
18
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 20.9%
12,100,835 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21%
(d)
(Cost $12,100,835) $ 12,100,835
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 5.0%
Call Options Purchased - 3.8%
2 Alphabet, Inc. $ 1,000.00 01/22 $ 200,000 54,800
5 BlackRock, Inc. 320.00 01/22 160,000 76,000
48 Bristol-Myers Squibb Co. 45.00 01/22 216,000 64,680
65 CVS Health Corp. 57.50 01/22 373,750 67,600
22 Johnson & Johnson 105.00 01/22 231,000 69,960
12 Microsoft Corp. 125.00 01/22 150,000 55,200
72 Occidental Petroleum Corp. 30.00 01/22 216,000 20,160
161 Pfizer, Inc. 33.00 01/22 531,300 61,180
600 Quanta Services, Inc. 50.00 05/20 3,000,000 600
3,750 SPDR S&P 500 ETF Trust 342.00 05/20 128,250,000 26,250
3,750 SPDR S&P 500 ETF Trust 280.00 05/20 105,000,000 1,687,500
112 ViacomCBS, Inc. 40.00 06/20 448,000 112
Total Call Options Purchased (Premiums Paid $5,157,532) 2,184,042
Put Options Purchased - 1.2%
3,681 SPDR S&P 500 ETF Trust
(Premiums Paid $997,503) 180.00 05/20 94,877,775 706,752
Total Purchased Options (Premiums Paid $6,155,035) 2,890,794
Investments, at value - 88.9% (Cost $61,011,868) $ 51,495,950
Total Written Options - (27.0)% (Premiums Received $(14,324,388)) (15,673,109)
Other Assets & Liabilities, Net - 38.1% 22,127,394
Net Assets - 100.0% $ 57,950,235

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
March 31, 2020
19
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (27.0)%
Call Options Written - (21.9)%
(66) Analog Devices, Inc. $ 135.00 01/21 $ 591,690 $ (66)
(48) Apple, Inc. 330.00 01/21 1,220,592 (31,200)
(46) Apple, Inc. 280.00 01/21 1,169,734 (89,010)
(24) CarMax, Inc. 105.00 01/21 129,192 (4,260)
(399) Quanta Services, Inc. 45.00 05/20 1,266,027 (399)
(2,307) SPDR S&P 500 ETF Trust 210.00 07/20 59,462,925 (12,577,764)
(28) The Kraft Heinz Co. 40.00 01/21 69,272 (560)
Total Call Options Written (Premiums Received $(13,560,876)) (12,703,259)
Put Options Written - (5.1)%
(20) Acuity Brands, Inc. 105.00 12/20 210,000 (51,400)
(24) Agilent Technologies, Inc. 77.50 01/21 186,000 (29,280)
(3) Alphabet, Inc. 1,300.00 01/21 390,000 (61,650)
(5) Amazon.com, Inc. 1,700.00 01/21 850,000 (55,950)
(37) American Express Co. 115.00 01/21 425,500 (123,765)
(31) Apple, Inc. 280.00 01/21 868,000 (144,847)
(24) Aptiv PLC 80.00 01/21 192,000 (78,600)
(8) Becton Dickinson and Co. 250.00 01/21 200,000 (29,200)
(34) Bristol-Myers Squibb Co. 57.50 01/21 195,500 (25,670)
(10) Cigna Corp. 190.00 01/21 190,000 (33,300)
(20) Citigroup, Inc. 65.00 06/20 130,000 (46,000)
(27) Citigroup, Inc. 70.00 01/21 189,000 (76,612)
(38) Comcast Corp. 42.50 06/20 161,500 (31,160)
(107) Comcast Corp. 40.00 01/21 428,000 (88,275)
(67) Conagra Brands, Inc. 28.00 01/21 187,600 (28,140)
(13) CVS Health Corp. 65.00 01/21 84,500 (15,308)
(85) Delta Air Lines, Inc. 50.00 01/21 425,000 (192,950)
(69) Discovery, Inc. 27.50 01/21 189,750 (62,445)
(24) Dollar Tree, Inc. 80.00 01/21 192,000 (35,040)
(22) Facebook, Inc. 195.00 01/21 429,000 (81,345)
(14) FedEx Corp. 140.00 06/20 196,000 (31,892)
(66) General Motors Co. 30.00 01/21 198,000 (66,000)
(24) Hasbro, Inc. 85.00 01/21 204,000 (54,600)
(18) International Flavors & Fragrances, Inc. 100.00 12/20 180,000 (25,650)
(16) Johnson & Johnson 135.00 06/20 216,000 (20,000)
(16) Johnson & Johnson 120.00 06/20 192,000 (9,280)
(33) Johnson & Johnson 130.00 01/21 429,000 (47,520)
(12) Laboratory Corp. of America Holdings 160.00 08/20 192,000 (45,780)
(5) Lockheed Martin Corp. 370.00 01/21 185,000 (33,275)
(17) Lowe's Cos., Inc. 110.00 01/21 187,000 (50,830)
(29) Microsoft Corp. 140.00 01/21 406,000 (34,858)
(41) Mondelez International, Inc. 47.00 01/21 192,700 (19,167)
(59) Nordstrom, Inc. 32.50 01/21 191,750 (106,643)
(53) Philip Morris International, Inc. 80.00 01/21 424,000 (78,838)
(39) PPG Industries, Inc. 110.00 01/21 429,000 (110,760)
(20) Quest Diagnostics, Inc. 95.00 08/20 190,000 (38,800)
(40) Southwest Airlines Co. 47.50 01/21 190,000 (58,600)
(6) The Boeing Co. 305.00 06/20 183,000 (93,750)
(107) The Charles Schwab Corp. 40.00 01/21 428,000 (101,115)
(38) The Coca-Cola Co. 50.00 01/21 190,000 (31,160)
(6) The Cooper Cos., Inc. 300.00 12/20 180,000 (31,260)
(7) The Goldman Sachs Group, Inc. 205.00 06/20 143,500 (36,540)
(9) The Goldman Sachs Group, Inc. 215.00 01/21 193,500 (58,702)
(9) The Home Depot, Inc. 200.00 01/21 180,000 (30,578)
(28) The Walt Disney Co. 135.00 01/21 378,000 (116,550)
(6) Thermo Fisher Scientific, Inc. 300.00 01/21 180,000 (24,900)
(18) United Technologies Corp. 135.00 06/20 243,000 (74,880)
(14) United Technologies Corp. 135.00 01/21 189,000 (61,600)
(37) Verizon Communications, Inc. 52.50 01/21 194,250 (19,795)
(56) ViacomCBS, Inc. 35.00 01/21 196,000 (120,120)
(11) Visa, Inc. 170.00 01/21 187,000 (30,140)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
March 31, 2020
20
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date Value
Put Options Written - (5.1)% (continued)
(21) Walmart, Inc. $ 105.00 09/20 $ 220,500 $ (15,330)
Total Put Options Written (Premiums Received $(763,512)) (2,969,850)
Total Written Options - (27.0)% (Premiums Received $(14,324,388)) $ (15,673,109)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
March 31, 2020
21
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Call and Put Options Written, such as written options, which are reported at their market value at year end.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to put option written by the Fund.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of March 31, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 5,727,658 $ – $ – $ 5,727,658
Consumer Discretionary 10,434,294 – – 10,434,294
Consumer Staples 2,193,896 – – 2,193,896
Financials 8,658,820 – – 8,658,820
Health Care 836,363 – – 836,363
Industrials 3,125,414 – – 3,125,414
Information Technology 5,527,876 – – 5,527,876
Money Market Fund – 12,100,835 – 12,100,835
Purchased Options 2,694,202 196,592 – 2,890,794
Investments at Value $ 39,198,523 $ 12,297,427 $ – $ 51,495,950
Total Assets $ 39,198,523 $ 12,297,427 $ – $ 51,495,950
Liabilities
Other Financial Instruments*
Written Options (884,570) (14,788,539) – (15,673,109)
Total Liabilities $ (884,570) $ (14,788,539) $ – $ (15,673,109)

Absolute Convertible Arbitrage Fund
Portfolio Holdings Summary (Unaudited)
March 31, 2020
22
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short represent 37.3 % of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
85.8%
Money Market Fund
15.4%
Short Positions
Common Stock
(38.2)%
Other Assets & Liabilities, Net * 37.0%
100.0%

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2020
23
Absolute Funds
See Notes to Financial Statements.
‘ll
Principal Security Description Rate Maturity Value
Long Positions - 101.2%
Corporate Convertible Bonds - 85.8%
Communication Services - 12.7%
$ 1,000,000 8x8, Inc. 0.50% 02/01/24 $ 876,011
1,000,000 FireEye, Inc.
(a)
1.63  06/01/35 907,730
1,250,000 FireEye, Inc.
(a)
0.88  06/01/24 1,056,250
500,000 Global Eagle Entertainment, Inc.
(a)(b)
2.75  02/15/35 41,959
1,000,000 Harmonic, Inc.
(c)
2.00  09/01/24 984,535
2,000,000 Infinera Corp.
(a)
2.13  09/01/24 1,686,124
2,000,000 InterDigital, Inc.
(c)
2.00  06/01/24 1,841,300
500,000 Palo Alto Networks, Inc. 0.75  07/01/23 483,847
500,000 Proofpoint, Inc.
(c)
0.25  08/15/24 470,625
2,000,000 Q2 Holdings, Inc. 0.75  02/15/23 2,367,500
1,500,000 RingCentral, Inc.
(c)(d)
0.00  03/01/25 1,397,103
1,000,000 Snap, Inc.
(c)
0.75  08/01/26 881,027
1,000,000 Twitter, Inc. 0.25  06/15/24 899,249
1,702,000 Twitter, Inc., Series 2014 1.00  09/15/21 1,612,750
1,500,000 Vonage Holdings Corp.
(c)
1.75  06/01/24 1,217,689
1,000,000 Wix.com, Ltd.
(d)
0.46 -
0.52  07/01/23 991,526
17,715,225
Consumer Discretionary - 6.1%
2,000,000 Chegg, Inc.
(a)
0.25  05/15/23 2,853,000
500,000 Etsy, Inc.
(c)
0.13  10/01/26 414,068
1,000,000 Guess?, Inc.
(c)
2.00  04/15/24 592,803
1,513,000 Live Nation Entertainment, Inc. 2.50  03/15/23 1,441,935
500,000 Live Nation Entertainment, Inc.
(c)
2.00  02/15/25 399,650
1,500,000 MercadoLibre, Inc. 2.00  08/15/28 1,959,375
1,500,000 Wayfair, Inc.
(c)
1.00  08/15/26 872,787
8,533,618
Consumer Staples - 3.5%
1,600,000 Flexion Therapeutics, Inc.
(a)
3.38  05/01/24 1,243,231
2,550,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 3,338,673
500,000 The Chefs' Warehouse, Inc.
(b)(c)
1.88  12/01/24 310,938
4,892,842
Energy - 0.5%
500,000 Helix Energy Solutions Group, Inc.
(a)
4.13  09/15/23 330,179
500,000 Newpark Resources, Inc.
(a)
4.00  12/01/21 372,557
702,736
Financials - 3.2%
61,000 Encore Capital Group, Inc.
(a)
3.00  07/01/20 59,929
1,526,000 Encore Capital Group, Inc.
(a)
2.88  03/15/21 1,374,119
950,000 Encore Capital Group, Inc.
(b)(c)
3.25  10/01/25 719,117
1,500,000 Square, Inc.
(c)
0.13  03/01/25 1,303,812
1,000,000 Zillow Group, Inc.
(c)
0.75  09/01/24 1,017,955
4,474,932
Health Care - 14.1%
1,500,000 Accuray, Inc.
(a)(b)(c)
3.75  07/15/22 1,152,973
1,000,000 Allscripts Healthcare Solutions, Inc.
(a)(c)
0.88  01/01/27 797,945
750,000 Bridgebio Pharma, Inc.
(c)
2.50  03/15/27 719,139
1,541,000 CONMED Corp. 2.63  02/01/24 1,434,152
2,065,000 Exact Sciences Corp.
(a)
1.00  01/15/25 2,249,376
1,750,000 Heska Corp.
(c)
3.75  09/15/26 1,690,208
1,514,000 Insulet Corp. 1.38  11/15/24 2,788,625
500,000 Insulet Corp.
(c)
0.38  09/01/26 507,682
1,000,000 Ironwood Pharmaceuticals, Inc.
(c)
1.50  06/15/26 1,008,100
500,000 NanoString Technologies, Inc.
(b)(c)
2.63  03/01/25 431,135
2,000,000 NuVasive, Inc.
(c)
0.38  03/15/25 1,701,738
1,245,000 Repligen Corp. 0.38  07/15/24 1,317,728
1,000,000 Retrophin, Inc. 2.50  09/15/25 789,397
425,000 Revance Therapeutics, Inc.
(c)
1.75  02/15/27 335,291
500,000 Supernus Pharmaceuticals, Inc. 0.63  04/01/23 403,990
2,000,000 Tabula Rasa HealthCare, Inc.
(c)
1.75  02/15/26 1,961,250
500,000 Theravance Biopharma, Inc.
(a)
3.25  11/01/23 482,500
19,771,229

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2020
24
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Industrials - 13.4%
$ 1,500,000 Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 $ 2,480,762
2,234,000 Chart Industries, Inc.
(c)
1.00  11/15/24 1,757,094
1,000,000 Granite Construction, Inc.
(c)
2.75  11/01/24 763,242
1,500,000 II-VI, Inc. 0.25  09/01/22 1,377,379
1,859,000 Kaman Corp.
(a)
3.25  05/01/24 1,819,142
1,500,000 KBR, Inc. 2.50  11/01/23 1,558,145
1,005,000 Knowles Corp. 3.25  11/01/21 1,037,034
2,700,000 Mesa Laboratories, Inc. 1.38  08/15/25 2,763,401
1,500,000 SMART Global Holdings, Inc.
(c)
2.25  02/15/26 1,328,303
425,000 TimkenSteel Corp.
(a)
6.00  06/01/21 346,887
1,500,000 TTM Technologies, Inc.
(a)
1.75  12/15/20 1,685,440
1,000,000 Vishay Intertechnology, Inc.
(a)
2.25  06/15/25 890,625
1,200,000 Winnebago Industries, Inc.
(c)
1.50  04/01/25 905,250
18,712,704
Information Technology - 31.0%
1,500,000 Akamai Technologies, Inc.
(c)
0.38  09/01/27 1,496,742
1,500,000 Altair Engineering, Inc. 0.25  06/01/24 1,306,311
1,330,000 Alteryx, Inc.
(a)(c)
1.00  08/01/26 1,199,573
2,000,000 Bandwidth, Inc.
(c)
0.25  03/01/26 1,938,063
1,000,000 Blackline, Inc.
(c)
0.13  08/01/24 980,927
1,500,000 Coupa Software, Inc.
(c)
0.13  06/15/25 1,661,063
1,000,000 CyberArk Software, Ltd.
(c)(d)
0.00 -
0.21  11/15/24 871,371
1,500,000 DocuSign, Inc. 0.50  09/15/23 2,114,508
2,500,000 Envestnet, Inc.
(a)
1.75  06/01/23 2,567,594
500,000 Everbridge, Inc.
(a)(c)
0.13  12/15/24 568,437
1,000,000 Evolent Health, Inc. 1.50  10/15/25 630,600
3,000,000 Five9, Inc.
(a)
0.13  05/01/23 5,702,173
1,500,000 Guidewire Software, Inc. 1.25  03/15/25 1,452,727
1,000,000 Impinj, Inc.
(c)
2.00  12/15/26 789,054
1,500,000 Insight Enterprises, Inc.
(c)
0.75  02/15/25 1,354,614
1,000,000 J2 Global, Inc.
(c)
1.75  11/01/26 917,500
1,500,000 Lumentum Holdings, Inc.
(c)
0.50  12/15/26 1,530,000
2,000,000 MongoDB, Inc.
(c)
0.25  01/15/26 1,948,750
2,500,000 Perficient, Inc. 2.38  09/15/23 2,394,618
1,500,000 SailPoint Technologies Holding, Inc.
(c)
0.13  09/15/24 1,282,500
1,200,000 Sea, Ltd.
(c)
1.00  12/01/24 1,335,139
1,516,000 Silicon Laboratories, Inc. 1.38  03/01/22 1,682,920
1,000,000 Splunk, Inc. 1.13  09/15/25 1,107,500
691,000 Veeco Instruments, Inc. 2.70  01/15/23 569,968
2,500,000 Vocera Communications, Inc.
(a)
1.50  05/15/23 2,482,813
500,000 Workday, Inc. 0.25  10/01/22 556,250
1,000,000 Workiva, Inc.
(c)
1.13  08/15/26 801,179
2,000,000 Zynga, Inc.
(c)
0.25  06/01/24 2,056,061
43,298,955
Materials - 1.3%
1,910,000 SSR Mining, Inc.
(b)
2.50  04/01/39 1,880,483
Total Corporate Convertible Bonds (Cost $126,633,314) 119,982,724
Shares Security Description Value
Money Market Fund - 15.4%
21,537,194 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21%
(e)
(Cost $21,537,194) 21,537,194
Total Long Positions - 101.2% (Cost $148,170,508) 141,519,918
Total Short Positions - (38.2)% (Proceeds $(62,827,656)) (53,408,363)
Other Assets & Liabilities, Net - 37.0% 51,753,797
Net Assets - 100.0% $ 139,865,352

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2020
25
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (38.2)%
Common Stock - (38.2)%
Communication Services - (4.6)%
(23,322) 8x8, Inc. $ (323,243)
(19,341) FireEye, Inc. (204,628)
(75,000) Harmonic, Inc. (432,000)
(110,519) Infinera Corp. (585,751)
(4,900) InterDigital, Inc. (218,687)
(542) Palo Alto Networks, Inc. (88,866)
(49,553) Perficient, Inc. (1,342,391)
(1,728) Proofpoint, Inc. (177,275)
(26,952) Q2 Holdings, Inc. (1,591,785)
(1,904) RingCentral, Inc., Class A (403,477)
(25,976) Snap, Inc. (308,855)
(4,500) Twitter, Inc. (110,520)
(38,200) Vonage Holdings Corp. (276,186)
(3,530) Wix.com, Ltd. (355,894)
(6,419,558)
Consumer Discretionary - (3.4)%
(59,310) Chegg, Inc. (2,122,112)
(3,200) Etsy, Inc. (123,008)
(22,550) Guess?, Inc. (152,663)
(14,050) Live Nation Entertainment, Inc. (638,713)
(2,827) MercadoLibre, Inc. (1,381,216)
(6,450) Wayfair, Inc., Class A (344,688)
(4,762,400)
Consumer Staples - (1.7)%
(25,100) Flexion Therapeutics, Inc. (197,537)
(18,012) FTI Consulting, Inc. (2,157,297)
(7,000) The Chefs' Warehouse, Inc. (70,490)
(2,425,324)
Energy - 0.0%
(26,000) Helix Energy Solutions Group, Inc. (42,640)
(15,000) Newpark Resources, Inc. (13,455)
(56,095)
Financials - (1.0)%
(19,993) Encore Capital Group, Inc. (467,436)
(4,000) Square, Inc. (209,520)
(18,075) Zillow Group, Inc. (651,062)
(1,328,018)
Health Care - (6.5)%
(113,543) Accuray, Inc. (215,732)
(41,800) Allscripts Healthcare Solutions, Inc. (294,272)
(10,200) Bridgebio Pharma, Inc. (295,800)
(10,602) CONMED Corp. (607,176)
(17,350) Exact Sciences Corp. (1,006,300)
(13,300) Heska Corp. (735,490)
(15,970) Insulet Corp. (2,645,910)
(54,123) Ironwood Pharmaceuticals, Inc. (546,101)
(6,300) NanoString Technologies, Inc. (151,515)
(8,400) NuVasive, Inc. (425,544)
(6,843) Repligen Corp. (660,623)
(13,102) Retrophin, Inc. (191,158)
(9,200) Revance Therapeutics, Inc. (136,160)
(17,800) Tabula Rasa HealthCare, Inc. (930,762)
(7,593) Theravance Biopharma, Inc. (175,474)
(9,018,017)
Industrials - (6.0)%
(50,955) Aerojet Rocketdyne Holdings, Inc. (2,131,447)
(24,400) Chart Industries, Inc. (707,112)
(17,289) Granite Construction, Inc. (262,447)
(12,300) II-VI, Inc. (350,550)
(9,200) Kaman Corp. (353,924)
(38,607) KBR, Inc. (798,393)
(24,700) Knowles Corp. (330,486)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2020
26
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Industrials - (6.0)% (continued)
(5,885) Mesa Laboratories, Inc. $ (1,330,540)
(24,077) SMART Global Holdings, Inc. (585,071)
(11,100) TimkenSteel Corp. (35,853)
(107,455) TTM Technologies, Inc. (1,111,085)
(11,354) Vishay Intertechnology, Inc. (163,611)
(9,900) Winnebago Industries, Inc. (275,319)
(8,435,838)
Information Technology - (14.5)%
(8,429) Akamai Technologies, Inc. (771,169)
(15,100) Altair Engineering, Inc., Class A (400,150)
(4,262) Alteryx, Inc. (405,615)
(13,390) Bandwidth, Inc. (901,013)
(7,764) Blackline, Inc. (408,464)
(6,132) Coupa Software, Inc. (856,824)
(3,121) CyberArk Software, Ltd. (267,033)
(16,150) DocuSign, Inc. (1,492,260)
(20,700) Envestnet, Inc. (1,113,246)
(3,090) Everbridge, Inc. (328,652)
(11,100) Evolent Health, Inc., Class A (60,273)
(67,085) Five9, Inc. (5,129,319)
(6,773) Guidewire Software, Inc. (537,167)
(19,100) Impinj, Inc. (319,161)
(14,265) Insight Enterprises, Inc. (600,984)
(4,240) J2 Global, Inc. (317,364)
(10,452) Lumentum Holdings, Inc. (770,312)
(5,876) MongoDB, Inc. (802,309)
(31,517) SailPoint Technologies Holding, Inc. (479,689)
(16,150) Sea, Ltd., ADR (715,607)
(7,960) Silicon Laboratories, Inc. (679,864)
(4,400) Splunk, Inc. (555,412)
(3,100) Veeco Instruments, Inc. (29,667)
(41,921) Vocera Communications, Inc. (890,402)
(2,000) Workday, Inc., Class A (260,440)
(6,925) Workiva, Inc. (223,885)
(142,562) Zynga, Inc. (976,550)
(20,292,831)
Materials - (0.5)%
(58,900) SSR Mining, Inc. (670,282)
Total Common Stock (Proceeds $(62,827,656)) (53,408,363)
Total Short Positions - (38.2)% (Proceeds $(62,827,656)) $ (53,408,363)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short
March 31, 2020
27
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Illiquid security.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $48,213,732 or 34.5% of net assets.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 119,982,724 $ – $ 119,982,724
Money Market Fund – 21,537,194 – 21,537,194
Investments at Value $ – $ 141,519,918 $ – $ 141,519,918
Total Assets $ – $ 141,519,918 $ – $ 141,519,918
Liabilities
Securities Sold Short
Common Stock $ (53,408,363) $ – $ – $ (53,408,363)
Securities Sold Short $ (53,408,363) $ – $ – $ (53,408,363)
Total Liabilities $ (53,408,363) $ – $ – $ (53,408,363)

ABSOLUTE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020
28
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ASSETS
Investments, at value (Cost $26,769,122, $61,011,868 and
$148,170,508, respectively) $ 24,892,966 $ 51,495,950 $ 141,519,918
Investments in affiliates, at value (Cost $32,372,584, $0 and $0, respectively) 34,913,104 – –
$ 59,806,070 $ 51,495,950 $ 141,519,918
Cash 2,448 – –
Deposits with broker for securities sold short – – 52,161,150
Deposits with broker for options 4,047,570 22,502,670 –
Deposits with broker for futures 3,000,344 – –
Receivables:
Fund shares sold 1,444,398 94,149 535,235
Investment securities sold 659,498 – 3,576,824
Dividends and interest 90,284 62,966 417,594
Prepaid expenses 5,885 13,359 8,605
Total Assets
69,056,497 74,169,094 198,219,326
LIABILITIES
Call options written, at value (Premiums received $0, $13,560,876 and
$0, respectively) – 12,703,259 –
Put options written, at value (Premiums received $458,444, $763,512 and $0, respectively) 176,000 2,969,850 –
Securities sold short, at value (Proceeds $0, $0 and $62,827,656, respectively) – – 53,408,363
Payables:
Investment securities purchased 199,613 399,098 4,734,780
Fund shares redeemed 12,658 35,041 15,499
Dividends on securities sold short – – 12,040
Accrued Liabilities:
Investment adviser fees 57,840 62,320 128,139
Fund services fees 21,959 13,724 7,853
Other expenses 49,076 35,567 47,300
Total Liabilities
517,146 16,218,859 58,353,974
NET ASSETS
$ 68,539,351 $ 57,950,235 $ 139,865,352
COMPONENTS OF NET ASSETS
Paid-in capital $ 95,918,964 $ 56,817,853 $ 139,789,572
Distributable earnings (27,379,613) 1,132,382 75,780
NET ASSETS
$ 68,539,351 $ 57,950,235 $ 139,865,352
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED
SHARES AUTHORIZED)
Institutional Shares 8,182,098 4,871,429 13,547,049
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $68,539,351, $57,950,235 and $139,865,352, respectively) $ 8.38 $ 11.90 $ 10.32

ABSOLUTE FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2020
29
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES
FUND
ABSOLUTE CAPITAL
OPPORTUNITIES FUND
ABSOLUTE CONVERTIBLE
ARBITRAGE FUND
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of
$49,905, $7,357, $0) $ 604,096 $ 771,420 $ 283,655
Dividend income from affiliated investment 235,075 – –
Interest income 45,882 125,455 2,714,281
Non-cash income – 362,918 –
Total Investment Income
885,053 1,259,793 2,997,936
EXPENSES
Investment adviser fees 1,284,153 818,672 1,706,762
Fund services fees 254,325 122,861 240,605
Custodian fees 31,969 13,308 13,259
Registration fees 32,676 33,096 32,064
Professional fees 52,713 43,657 66,878
Trustees' fees and expenses 5,538 4,654 6,527
Dividend expense on securities sold short – 6,856 90,871
Interest expense 13,375 12,050 –
Other expenses 110,007 40,949 104,769
Total Expenses 1,784,756 1,096,103 2,261,735
Fees waived
(560,248) (55,095) (242,000)
Net Expenses
1,224,508 1,041,008 2,019,735
NET INVESTMENT INCOME (LOSS)
(339,455) 218,785 978,201
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
6,751,730 10,648,734 6,234,812
Investments in affiliated issuers
5,446 – –
Capital gain distribution from affiliated issuer
410,227 – –
Foreign currency transactions
(291) (5,593) –
Securities sold short
– (2,317,550) (4,773,527)
Written options
(2,516,316) 5,016,184 –
Futures
1,972,855 – –
Net realized gain
6,623,651 13,341,775 1,461,285
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers
(4,369,189) (12,295,793) (13,679,181)
Investments in affiliated issuers
277,403 – –
Foreign currency translations
(482) (65) –
Securities sold short
– 2,186,188 12,425,753
Written options
202,697 (1,739,246) –
Futures
286,164 – –
Net change in unrealized appreciation (depreciation)
(3,603,407) (11,848,916) (1,253,428)
NET REALIZED AND UNREALIZED GAIN
3,020,244 1,492,859 207,857
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$ 2,680,789 $ 1,711,644 $ 1,186,058

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
30
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES FUND ABSOLUTE CAPITAL OPPORTUNITIES FUND
For the Years Ended March 31, For the Years Ended March 31,
2020 2019 2020 2019
OPERATIONS
Net investment income (loss) $ (339,455) $ 622,696 $ 218,785 $ (455,881)
Net realized gain (loss) 6,623,651 12,242,462 13,341,775 (374,724)
Net change in unrealized
appreciation (depreciation) (3,603,407) (17,820,903) (11,848,916) 153,411
Increase (Decrease) in Net Assets
Resulting from Operations
2,680,789 (4,955,745) 1,711,644 (677,194)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(69,093) – – (3,116,040)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Institutional Shares 20,207,372 11,209,235 22,028,521 30,723,159
R Shares – 8,914 – –
Reinvestment of distributions
Institutional Shares 67,819 – – 3,100,478
Redemption of shares
Institutional Shares (42,395,224) (84,702,444) (16,748,388) (11,409,879)
R Shares – (4,836,461) – –
Increase (Decrease) in Net Assets from
Capital Share Transactions
(22,120,033) (78,320,756) 5,280,133 22,413,758
Increase (Decrease) in Net Assets
(19,508,337) (83,276,501) 6,991,777 18,620,524
NET ASSETS
Beginning of Year
88,047,688 171,324,189 50,958,458 32,337,934
End of Year
$ 68,539,351 $ 88,047,688 $ 57,950,235 $ 50,958,458
SHARE TRANSACTIONS
Sale of shares
Institutional Shares 2,504,402 1,366,604 1,874,814 2,540,691
R Shares – 1,126 – –
Reinvestment of distributions
Institutional Shares 8,240 – – 279,322
Redemption of shares
Institutional Shares (5,198,972) (10,367,411) (1,434,800) (971,923)
R Shares – (616,835) – –
Increase (Decrease) in Shares
(2,686,330) (9,616,516) 440,014 1,848,090

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
31
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE CONVERTIBLE
ARBITRAGE FUND
For the Years Ended March 31,
2020 2019
OPERATIONS
Net investment income $ 978,201 $ 681,270
Net realized gain (loss) 1,461,285 (856,938)
Net change in unrealized
appreciation (depreciation) (1,253,428) 3,285,565
Increase in Net Assets
Resulting from Operations
1,186,058 3,109,897
DISTRIBUTIONS TO
SHAREHOLDERS
Total Distributions Paid
(3,645,511) (1,344,999)
CAPITAL SHARE
TRANSACTIONS
Sale of shares 76,553,072 41,029,333
Reinvestment of
distributions 3,358,316 1,246,920
Redemption of shares
(26,354,257) (11,338,173)
Increase in Net Assets from
Capital Share Transactions
53,557,131 30,938,080
Increase in Net Assets
51,097,678 32,702,978
NET ASSETS
Beginning of Year
88,767,674 56,064,696
End of Year
$ 139,865,352 $ 88,767,674
SHARE TRANSACTIONS
Sale of shares 7,267,996 3,985,738
Reinvestment of
distributions 318,065 122,014
Redemption of shares
(2,499,519) (1,096,217)
Increase in Shares
5,086,542 3,011,535

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
32
Absolute Funds
See Notes to Financial Statements.
Investment Operations
Distributions to
Shareholders from:
These financial highlights reflect selected data for a share outstanding throughout each period.
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains
Total Distribution
to Shareholders
Net Asset
Value, End
of Period
Total
Return
ABSOLUTE STRATEGIES FUND
INSTITUTIONAL SHARES
3/31/2020 $ 8.10 ( $ 0.03) $ 0.32 $ 0.29 ( $ 0.01) $ — ( $ 0.01) $ 8.38 3.54%
3/31/2019 8.37 0.04 (0.31) (0.27) — — — 8.10 (3.23)
3/31/2018 8.76 (0.07) (0.32) (0.39) — — — 8.37 (4.45)
3/31/2017 10.40 (0.10) (0.23) (0.33) — (1.31) (1.31) 8.76 (3.40)
3/31/2016 11.04 (0.11) 0.31 0.20 — (0.84) (0.84) 10.40 2.05
ABSOLUTE CAPITAL OPPORTUNITIES FUND
INSTITUTIONAL SHARES
3/31/2020 $ 11.50 $ 0.04 $ 0.36 $ 0.40 $ — $ — $ — $ 11.90 3.48%
3/31/2019 12.52 (0.12) (0.13) (0.25) — (0.77) (0.77) 11.50 (1.78)
3/31/2018 10.97 (0.15) 1.70 1.55 — — — 12.52 14.13
3/31/2017 10.21 (0.16) 0.92 0.76 — — — 10.97 7.44
3/31/2016 (c) 10.00 (0.03) 0.24 0.21 — — — 10.21 2.10(d)
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
INSTITUTIONAL SHARES
3/31/2020 $ 10.49 $ 0.08 $ 0.05 $ 0.13 ( $ 0.11) ( $ 0.19) ( $ 0.30) $ 10.32 1.18%
3/31/2019 10.29 0.10 0.30 0.40 (0.05) (0.15) (0.20) 10.49 3.95
3/31/2018(f) 10.00 0.02 (g) 0.29 (g) 0.31 — (0.02) (0.02) 10.29 3.14 (d)
(a) Calculated based on average shares outstanding during each period.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Commencement of operations was December 30, 2015.
(d) Not annualized.
(e) Annualized.
(f) Commencement of operations was August 14, 2017.
(g) Net investment income and net realized and unrealized gain (loss) on investments for the period ended March 31, 2018 was restated. See
Note 2 of the March 31, 2018 Annual Report.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
33
Absolute Funds
See Notes to Financial Statements.
Ratios/Supplemental Data (Ratios to Average Net Assets)
Net
Assets,
End of
Period
(000's)
Net
Investment
Income
(Loss)
Net
Expenses
Dividend
and
Interest
Expenses
Net
Expenses
without
Dividend
and
Interest
Expenses
Gross
Expenses(b)
Portfolio
Turnover
$ 68,539 (0.42)% 1.52% 0.02% 1.5 0% 2.22% 45%
88,048 0.49 1.67 0.05 1.62 2.31 3 3
166,373 (0.87) 2.78 0.82 1.96 2.94 86
501,866 (0.99) 2.86 0.95 1.91 2.89 72
916,747 (1.02) 2.65 0.81 1.84 2.66 70
$ 57,950 0.37% 1.7 8% 0.0 3% 1.75% 1.8 7% 46%
50,958 (0.99) 3.02 1.27 1.75 3.21 23
32,338 (1.30) 2.66 0.86 1.79 3.52 66
14,188 (1.53) 2.62 0.70 1.92 3.70 29
12,221 (1.13)(e) 2.20(e) 0.25(e) 1.95(e) 4.37(e) 6(d)
$ 139,865 0.77% 1.59% 0.07% 1.52% 1.78% 95%
88,768 0.95 1.91 0.31 1.60 2.16 121
56,065 0.35 (e)(g) 2.23 (e) 0.60 (e) 1.63 (e) 3.13 (e ) 76 (d)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
34
Absolute Funds
Organization
Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company
Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Absolute Strategies Fund currently offers Institutional
Shares. Institutional Shares commenced operations on July 11, 2005. Absolute Strategies Fund seeks to achieve long-
term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Capital Opportunities Fund currently offers Institutional Shares.
Absolute Capital Opportunities Fund commenced operations on December 30, 2015. Absolute Capital Opportunities
Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500 Index.
With respect to the Absolute Strategies Fund, on March 27, 2018, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Absolute Strategies Fund’s R Shares, in a tax-free exchange into shares of the Fund’s Institutional Shares and the closure of the R Shares to new investments. On August 1, 2018, each shareholder of the R Shares received Institutional Shares in a dollar amount equal to their investment in the R Shares as of that date.
Absolute Convertible Arbitrage Fund currently offers Institutional Shares. Absolute Convertible Arbitrage Fund
commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (the “Predecessor Fund”), in exchange for Fund shares. The Predecessor Fund commenced operations in 2002. Absolute Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Absolute Convertible Arbitrage Fund. On
August 14, 2017, the Predecessor Fund reorganized into the Absolute Convertible Arbitrage Fund. The reorganization of net assets from this transaction was as follows:
In addition to the securities transferred in, as noted above, $5,895,941 of cash and other receivables were also transferred in as part of the reorganization.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued
Date of
Contribution Net Assets Shares
Market Value of
Investments
August 14, 2017 $16,686,633 1,668,929 $10,790,692

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
35
Absolute Funds
based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the
“Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures.
Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-
based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for each Fund’s investments is included in each Fund’s
Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
36
Absolute Funds
gain and loss for both financial statement and federal income tax purposes. Each Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its
NAV.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of March 31, 2020, for Absolute Strategies Fund,
are disclosed in the Notes to Schedule of Investments and Put Options Written.
Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the
Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the
Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
37
Absolute Funds
on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of March 31, 2020, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options.
The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Written options are non-income producing securities.
The values of each individual written option outstanding as of March 31, 2020, for each Fund, if any, are disclosed in each Fund’s Schedule of Call and Put Options Written.
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.
When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis.
A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
38
Absolute Funds
period of three fiscal years after they are filed. As of March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Absolute Investment Advisers LLC (the “Adviser”) is the investment adviser to each Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from Absolute Strategies Fund,
Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund at an annual rate of 1.60%, 1.40%
and 1.20%, respectively, of each Fund’s average daily net assets. Prior to January 1, 2020, the Adviser received an advisory fee from Absolute Convertible Arbitrage Fund at an annual rate of 1.40% Absolute Convertible Fund’s average daily net assets.
Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The
Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Strategies Fund to 1.99%, through August 1, 2021. For the year ended March 31, 2020, the Adviser did not waive any fees or reimburse expenses in the Absolute Strategies Fund pursuant to this agreement. During the year, Absolute
Strategies Fund invested in Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund. As of March

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
39
Absolute Funds
31, 2020, Absolute Strategies Fund owned approximately 26.4% and 14.0% of Absolute Capital Opportunities Fund
and Absolute Convertible Arbitrage Fund, respectively. The Adviser has agreed to waive fees owed to it by the Absolute
Strategies Fund in an amount equal to the fee it receives from Absolute Capital Opportunities Fund and Absolute
Convertible Arbitrage Fund based on Absolute Strategies Fund’s investment in Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund. For the year ended March 31, 2020, the Adviser waived fees of $560,248 related to these affiliated investments and these waivers are not subject to recoupment.
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Capital Opportunities Fund to 1.75% through August 1, 2021. The Adviser waived fees of $55,095 for Absolute
Capital Opportunities Fund for the year ended March 31, 2020.
Effective January 1, 2020, the Adviser has also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute Convertible Arbitrage Fund to 1.40% through August 1, 2021. In addition, the Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute Convertible Arbitrage Fund to 1.20% when the Absolute Convertible Arbitrage Fund reaches $250 million in assets under management. For the period November 19, 2019 through December 31, 2019, the Adviser had also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute Convertible Arbitrage Fund to 1.40%. Prior to November 19, 2019,
the Adviser had also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Convertible Arbitrage Fund to 1.60%. Other service providers have voluntarily agreed to waive a portion of their fees.
The Adviser waived fees of $157,500 and other service providers waived fees of $84,500, for Absolute Convertible
Arbitrage Fund, for the year ended March 31, 2020.
The Funds may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of the Funds to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
As of March 31, 2020, $0, $275,319 and $437,364 for Absolute Strategies Fund, Absolute Capital Opportunities
Fund and Absolute Convertible Arbitrage Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended March 31, 2020 , were as follows:
Non-U.S. Government Obligations
Purchases Sales
Absolute Strategies Fund $ 26,948,381 $ 35,263,504
Absolute Capital Opportunities Fund 25,378,123 16,877,830
Absolute Convertible Arbitrage Fund 150,908,888 102,201,397

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
40
Absolute Funds
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended March 31, 2020 , for any derivative type during the year is as follows:
Each Fund’s use of derivatives for the year ended March 31, 2020 , was limited to options and futures contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of March 31,
2020 :
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Realized and unrealized gains and losses on derivatives contracts for the year ended March 31, 2020 , are recorded by each Fund in the following locations on the Statements of Operations:
Absolute Strategies Fund
Absolute Strategies
Fund
Absolute Capital
Opportunities Fund
Futures Contracts $ 1,451,892,274 $ –
Purchased Options 19,779,993 18,956,560
Written Options (6,520,506) (29,252,938)
Location: Equity Risk
Asset derivatives:
Investments, at value $ 508,750
Liability derivatives:
Put options written $ (176,000)
Location: Equity Risk
Asset derivatives:
Investments, at value $ 2,890,794
Liability derivatives:
Call options written $ (12,703,259)
Put options written (2,969,850)
Total liability derivatives $ (15,673,109)
Location:
Commodity
Contracts
Equity
Contracts
Interest
Contracts Total
Net realized gain (loss) on:
Investments $ – $ 5,593,250 $ – $ 5,593,250
Written options – (2,516,316) – (2,516,316)
Futures (86,272) 2,401,188 (342,061) 1,972,855
Total net realized gain (loss) $ (86,272) $ 5,478,122 $ (342,061) $ 5,049,789
Net change in unrealized appreciation (depreciation) on:
Investments $ – $ (643,315) $ – $ (643,315)
Written options – 202,697 – 202,697
Futures – 317,308 (31,144) 286,164
Total net change in unrealized appreciation (depreciation) $ – $ (123,310) $ (31,144) $ (154,454)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
41
Absolute Funds
Absolute Capital Opportunities Fund
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at March 31,
2020. These amounts may be collateralized by cash or financial instruments.
Federal Income Tax
As of March 31, 2020, cost for federal income tax and net unrealized appreciation consists of:
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ 10,713,746
Written options 5,016,184
Total net realized gain (loss) $ 15,729,930
Net change in unrealized appreciation (depreciation) on:
Investments $ (4,102,803)
Written options (1,739,246)
Total net change in unrealized appreciation (depreciation) $ (5,842,049)
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Absolute Strategies Fund
Assets:
Over-the-counter derivatives** $ 508,750 $ – $ – $ 508,750
Liabilities:
Over-the-counter derivatives** (176,000) 176,000 – –
Absolute Capital Opportunities Fund
Assets:
Over-the-counter derivatives** 2,890,794 – – 2,890,794
Liabilities:
Over-the-counter derivatives** (15,673,109) 15,673,109 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of
Assets and Liabilities.
** Over-the-counter derivatives may consist of options and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Absolute Strategies Fund $ 58,799,310 $ 4,183,661 $ (3,352,901) $ 830,760
Absolute Capital Opportunities Fund 47,187,759 3,618,169 (14,983,087) (11,364,918)
Absolute Convertible Arbitrage Fund 90,184,947 13,596,174 (15,669,566) (2,073,392)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
42
Absolute Funds
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
* Amount represents long-term equalization.
As of March 31, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, straddles and cover loss deferrals.
As of March 31, 2020, the Absolute Strategies Fund has $28,056,525 of available short-term capital loss carryforwards that have no expiration date.
For tax purposes, the current deferred late year ordinary loss was $153,314 for Absolute Strategies Fund (realized during the period January 1, 2020 through March 31, 2020). These losses will be recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2020.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2020. The following reclassifications were the result of book to tax differences resulting from net operating loss, partnerships, equalization and organization cost amortization and have no impact on the net assets of each Fund.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of each Funds' investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Ordinary Income Long-Term Capital Gain Total
Absolute Strategies Fund
2020 $ 69,093 $ – $ 69,093
2019 – – –
Absolute Capital Opportunities Fund
2020 – 320,000* 320,000
2019 1,813,006 1,303,034 3,116,040
Absolute Convertible Arbitrage Fund
2020 1,273,016 2,372,495 3,645,511
2019 934,713 410,286 1,344,999
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation) Total
Absolute Strategies Fund $ – $ – $ (28,209,839) $ 830,226 $ (27,379,613)
Absolute Capital Opportunities Fund 12,275,138 222,259 – (11,365,015) 1,132,382
Absolute Convertible Arbitrage Fund 158,181 1,990,991 – (2,073,392) 75,780
Distributable
Earnings Paid-in-Capital
Absolute Strategies Fund $ 178,177 $ (178,177)
Absolute Capital Opportunities Fund (319,994) 319,994

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
43
Absolute Funds
To the Board of Trustees of Forum Funds
and the Shareholders of Absolute Strategies Fund,
Absolute Capital Opportunities Fund, and Absolute Convertible Arbitrage Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Absolute Strategies Fund, Absolute Capital
Opportunities Fund, and Absolute Convertible Arbitrage Fund, each a series of shares of beneficial interest in Forum
Funds (the “Funds”), including the schedules of investments, as of March 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
May 28, 2020
Financial Highlights
Absolute Strategies Fund For each of the years in the five-year period ended March 31, 2020
Absolute Capital Opportunities Fund For each of the years in the four-year period ended March 31, 2020 and for the period
December 30, 2015 (commencement of operations) to March 31, 2016
Absolute Convertible Arbitrage Fund For each of the years in the two-year period ended March 31, 2020 and for the period
August 14, 2017 (commencement of operations) to March 31, 2018

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
44
Absolute Funds
Investment Advisory Agreement Approval
At the December 12, 2019 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreements between the Adviser and the Trust pertaining to the
Absolute Funds (the “Advisory Agreements”) and the subadvisory agreements between the Adviser and the following subadvisers to the Absolute Funds: Kovitz Investment Group Partners, LLC; Mohican Financial Management, LLC;
and St. James Investment Company, LLC (the “Subadvisers”) (the "Subadvisory Agreements"). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser and Subadvisers to due diligence questionnaires circulated on the Board's behalf concerning the services provided by the Adviser and each Subadviser.
The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board also received an oral presentation from the Adviser and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to each of the Absolute Funds by the Adviser and Subadvisers, including information on the investment performance of each of the Absolute Funds and Subadvisers; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each of the Absolute Funds; (3) the advisory fee and net expense ratio of each of the Absolute Funds compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each of the Absolute Funds grows and whether the advisory fees enable each of the Absolute
Funds’ investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser and
Subadvisers from their respective relationships with the Absolute Funds. In addition, the Board recognized that the evaluation process with respect to the Adviser and each Subadviser was an ongoing one and, in this regard, the
Board considered information provided by the Adviser, including about Subadviser performance, at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received from the Adviser and each Subadviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the personnel, operations and financial condition of the
Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreements and by each Subadviser under its Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and the Subadvisers with principal responsibility for the Absolute Funds’ investments; the investment philosophy and decision-making processes of the Adviser; the capability and integrity of the Adviser’s and each
Subadviser’s senior management and staff; the quality of the Adviser’s and each Subadviser’s services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representation regarding its financial condition, including that each firm’s financial condition would not impair its ability to provide high-quality advisory services to the applicable Fund.
The Board also considered the Adviser’s analysis of and recommendations regarding each Subadviser. Based on the presentation and the materials provided by the Adviser and each Subadviser, among other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Absolute Funds by the Adviser under the Advisory Agreements and each Subadviser under its Subadvisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Absolute Funds, including the Adviser’s investment objective and strategy and the Adviser’s discussion of the performance of each of the
Subadvisers, the Board reviewed the performance of the Absolute Funds compared to their respective benchmark indices. The Board observed that the Strategies Fund underperformed its primary benchmark index, the S&P 500
Index, for the one-, three-, five-, and 10-year periods ended September 30, 2019, and for the period since the
Strategies Fund’s inception on July 27, 2005. The Board observed that the Capital Opportunities Fund outperformed its primary benchmark index, the HFRX Equity Hedge Index, for the one- and three-year periods ended September 30,
2019 and for the period since the Capital Opportunities Fund’s inception on December 30, 2015. The Board observed

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
45
Absolute Funds
that the Arbitrage Fund outperformed its primary benchmark index, the HFRX Fixed Income Convertible Arbitrage
Index, for the one-, three-, five-, and 10-year periods ended September 30, 2019 and for the period since the Arbitrage
Fund’s inception on September 30, 2002, though the Board noted that the Arbitrage Fund’s performance for periods prior to August 2017 was that of the Arbitrage Fund’s predecessor private fund.
The Board noted the Adviser’s representation that it was not the objective of the Absolute Funds to outperform specific market indices because the Absolute Funds employ unique investment strategies that are intended to seek positive returns over a complete market cycle, irrespective of any benchmark or market performance. The Board also noted the Adviser’s representation that the performance of the Absolute Funds tends to deviate from the performance of equity indices, in part, because the Absolute Funds’ portfolios are generally comprised of a balance of both long and short positions, unlike the corresponding indices and, in part, because the Absolute Funds’ investment strategies include a countercyclical component that is designed to enable the Absolute Funds to outperform the indices in declining markets, which tends to cause the Absolute Funds to underperform the indices in rising markets.
The Board also considered each Absolute Fund’s performance relative to a peer group of funds identified by Broadridge
Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the applicable Absolute Fund.
The Board observed that the Strategies Fund outperformed the median of its Broadridge peers for the one-year period ended September 30, 2019 and underperformed the median of its Broadridge peers for the three- and five-
year periods ended September 30, 2019. The Board observed that the Capital Opportunities Fund performed at the median of its Broadridge peers for the one-year period ended September 30, 2019 and underperformed the median of its Broadridge peers for the three-year periods ended September 30, 2019. The Board also observed that the
Convertible Arbitrage Fund outperformed the median of its Broadridge peers for the one-year period ended September
30, 2019.
Noting the Adviser’s representation that its unique approach to managing the Strategies Fund made it difficult to identify an appropriate Broadridge peer group, the Board also considered, at the Adviser’s request, the Strategies
Fund's performance compared to an additional group of funds selected by the Adviser and believed by the Adviser to have investment strategies more closely aligned with that of the Strategies Fund than the Broadridge peer group
(the “Comparable Strategies Fund Group”). The Board observed that the Strategies Fund outperformed the median of its Comparable Strategies Fund Group for the one-year period ended September 30, 2019 and underperformed the median of its Comparable Strategies Fund Group for the three- and five-year periods ended September 30, 2019, noting the Adviser’s representation that the Comparable Strategies Fund Group was consistent with the groups identified by the Adviser in years past.
The Board also evaluated the Adviser's assessment of each Subadviser’s performance, noting that the Adviser had expressed satisfaction with the performance of each Subadviser and that the Adviser had recommended the continuance of each of the Subadvisory Agreements. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. The Board also considered the Adviser’s explanation that, standing alone, no Subadviser should necessarily be expected to perform in line with the market or with the relevant
Absolute Fund’s benchmark(s). In this regard, the Board noted that the Adviser emphasized its responsibility for allocating each Absolute Fund’s assets among Subadvisers on an ongoing basis and its management of an overlay portfolio for the Strategies Fund in order to achieve its investment objective. In view of the respective roles of the
Adviser and Subadvisers, the Board determined that it was appropriate to give substantial weight to the Adviser’s evaluation of the contribution of each Subadviser to the performance of the applicable Absolute Fund as a whole.
In light of the above and other relevant considerations, the Board concluded that the Absolute Funds and their shareholders could benefit from the renewal of the Advisory Agreements and of each of the Subadvisory Agreements.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to each of the Absolute Funds and analyzed comparative information on the actual advisory fee rates and actual total expenses of the relevant

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
46
Absolute Funds
Broadridge peer group. The Board observed that the actual advisory fee rate and net expense ratio for each Absolute
Fund was higher than the median of its respective Broadridge peer group.
The Board considered that the Adviser had imposed contractual expense caps on the total expense ratio for each of the Absolute Funds in an effort to ensure that the expenses of the Absolute Funds remained competitive. The
Board also noted that the contractual expense cap for the Arbitrage Fund, effective November 19, 2019, had lowered that Fund’s actual advisory fee rate and net expense ratio. The Board also noted that the Adviser was proposing a reduction to the contractual advisory fee rate for the Arbitrage Fund and a further reduction to the net expense ratio, effective January 2, 2020. Further, the Board recognized that the Adviser’s fees do not include performance and similar fees paid by hedge funds and other vehicles with which the Absolute Funds compete notwithstanding the hedge fund-like nature of the Absolute Funds’ strategies. Finally, the Board noted that the Adviser pays each of the
Subadvisers out of its advisory fee.
Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the
Absolute Funds’ actual advisory fee rates and net expense ratios and those of their respective Broadridge peers due to, among other things, variations between the services provided by the Adviser to the Absolute Funds and those provided to the Broadridge peer group funds by their advisers. Based on the foregoing, and other relevant considerations, the Board concluded that the advisory fees paid to the Adviser by the Absolute Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to each of the Absolute Funds. In this regard, the Board considered the Adviser’s resources devoted to each of the Absolute Funds as well as the Adviser’s discussion of the costs and profitability of its fund activities, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of each of the Absolute Funds were reasonable.
The Board did not consider information regarding the costs of services provided or profits realized by each Subadviser from its relationship with the Absolute Funds, noting instead the arms-length nature of the relationship between the
Adviser and the Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of each Absolute
Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each
Subadvisory Agreement. Under these circumstances, the Board concluded that each Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreements.
Economies of Scale
The Board considered whether the Absolute Funds could benefit from economies of scale. In this regard, the Board considered the fee structure, asset size, and net expense ratio of each of the Absolute Funds. The Board considered the Adviser’s representation that, although each of the Absolute Funds could potentially benefit from economies of scale as assets grow, other than establishing a breakpoint for the imposition of an expense cap for the Arbitrage
Fund, the Adviser had determined not to recommend breakpoints in the advisory fees at this time, due, in part, to the assets under management in each of the Absolute Funds. The Board noted that the Strategies Fund’s assets had declined sharply over the period. Further, with respect to the Capital Opportunities Fund, the Board noted the
Adviser’s representation that the consideration of breakpoints was not appropriate at this time, given the current low relative asset level of the Fund and the reduction in the contractual advisory fee rate and expense cap for the Capital
Opportunities Fund implemented in 2018. Based on the foregoing information, and other applicable considerations, the Board determined that the asset levels of the Absolute Funds were not consistent with the existence of economies of scale such that economies of scale were not a material factor to consider in approving the continuation of the
Advisory Agreement.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
47
Absolute Funds
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Absolute Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Absolute Funds were not a material factor in approving the continuation of the Advisory Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In light of the fact that each Absolute Fund is a multi-manager fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the
Adviser’s recommendation that each Subadvisory Agreement be renewed and to the Adviser’s representation that the reappointment of the Subadvisers would positively contribute to the Adviser’s successful execution of each of the Absolute Funds’ overall strategies. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreements and Subadvisory Agreements. Based on its
review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in each Advisory Agreement and in each
Subadvisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the
Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
48
Absolute Funds
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The
Absolute Strategies Fund designates 32 . 97 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 32 . 97 % for the qualified dividend rate (QDI) as defined in section 1(h)(11) of the Code. The Absolute Strategies Fund also designates 1.76 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
The Absolute Convertible Arbitrage Fund designates 79 . 56 % of its income dividends as QII.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Absolute Capital Opportunities Fund and Absolute
Convertible Arbitrage Fund designated $320,000 and $2,372,495, as long-term capital gain dividends, respectively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each
Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement
of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 992-2765.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Absolute Strategies Fund
Actual $ 1,000.00 $ 1,014.52 $ 7.76 1.54%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.30 $ 7.77 1.54%
Absolute Capital Opportunities Fund
Actual $ 1,000.00 $ 1,024.98 $ 8.86 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.25 $ 8.82 1.75%
Absolute Convertible Arbitrage Fund
Actual $ 1,000.00 $ 987.59 $ 10.78 2.17%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.15 $ 10.93 2.17%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
49
Absolute Funds
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since
2017; independent consultant
providing interim CFO services,
principally to non-profit organizations,
2011-2017.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
50
Absolute Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-
2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019; Chief
Compliance Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund
Services since 2019; Fund Compliance
Officer, Atlantic Fund Services 2013-2019.

P.O. BOX 588
PORTLAND, MAINE 04112
(888) 992-2765 (TOLL FREE)
(888) 99-ABSOLUTE (TOLL FREE)
INVESTMENT ADVISER
Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, Massachusetts 02043
www.absoluteadvisers.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
(888) 992-2765 (Toll Free)
(888) 99-ABSOLUTE (Toll Free)
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Funds. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Funds’ risks,
objectives, fees and expenses, experience of its
managements and other information.
212-ANR-0320

Beck, Mack & Oliver LLC
Annual Report
March 31, 2020
Beck, Mack & Oliver Partners Fund

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
1
Dear Fellow Shareholder:
The Beck, Mack & Oliver Partners Fund (the “Partners Fund”) returned -17.17% net of fees and expenses for the fiscal year ended March 31, 2020 (the “Fiscal Year”), resulting in a net asset value of $9.27. By comparison, during the Fiscal Year, the S&P 500 Index, which is the Partners Fund’s principal benchmark, returned -6.98%.
Performance Update
The table below disaggregates investment performance between the first 11 months and the final month of the Fiscal Year for the Partners Fund, the S&P 500 Index, and several other S&P indices. The outbreak of COVID-19 and the resultant widespread economic lockdowns triggered a historic selloff in risk assets during the final month of the Fiscal Year. Within the equity market there was an extraordinary degree of performance divergence with respect to company size, industry sector, and classifications such as “value” and “growth.” Unfortunately, while the Partners Fund outperformed the S&P 500
Index during the first 11 months of the Fiscal Year, it underperformed during the final month, which we believe is largely attributable to the factors mentioned in the preceding sentence. We do not believe that the performance of the Partners Fund during the final month of the Fiscal Year, in either absolute terms or relative to the S&P 500 Index, represents a permanent loss of capital. The closing share prices across the portfolio as of the end of the Fiscal Year reflect a market in the throes of a global pandemic and severe economic disruption. We do not believe that those share prices accurately reflect the underlying value of the corresponding businesses.
(Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786.)
Total Returns
3/31/19 – 2/29/20 2/29/20 – 3/31/20 3/31/19 – 3/31/20
Partners Fund +6.77% -22.43% -17.17%
S&P 500 Index +6.13% -12.35% -6.98%
S&P 500 Equal Weight Index +0.49% -17.97% -17.57%
S&P 500 Value Index +3.58% -15.25% -12.22%
S&P 500 Growth Index +8.31% -9.96% -2.48%
S&P 100 Index +7.88% -10.22% -3.14%
S&P MidCap 400 Index -2.87% -20.25% -22.53%
S&P SmallCap Index -4.53% -22.40% -25.92%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
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Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Fiscal Year.
1
Largest Positive Contributors
The three largest positive contributors to investment performance during the Fiscal Year were The Blackstone Group, Inc.,
Microsoft Corp., and Apollo Global Management, Inc. These positions have been discussed in several recent shareholder letters. We believe that the corresponding investment theses remain firmly intact and all three remain core positions in the
Partners Fund.
Largest Negative Contributors
Matador Resources Co. (“Matador”), which we have discussed in several recent shareholder letters, was the largest negative contributor to investment performance during the Fiscal Year. During the final month of the Fiscal Year, the energy industry confronted not only a severe reduction in energy demand due to the COVID-19 outbreak and economic shutdowns, but also the prospect of greater oil supply as Russia and Saudi Arabia struggled to agree to mutual production levels. The profound combined impact of these two factors is evident in the oil price, which ended the Fiscal Year at $20.48, down from more than $60 less than three months earlier.
2
We believe that Matador will successfully navigate the current extraordinary environment, as the company has hedged nearly all of its calendar 2020 production, has reduced its capital spending, and continues to create value in its midstream assets, which are less sensitive to changes in the oil price.
Enterprise Products Partners (“Enterprise”) was buffeted by the same headwinds as Matador. Enterprise’s business, however, is exclusively focused on midstream operations and is therefore more insulated from volatility in the underlying oil price. The company also has a healthy balance sheet, which we believe will enable it to emerge in a stronger competitive position on the other side of the current environment.
As of the end of the Fiscal Year, the Partners Fund’s total energy exposure, which comprises only Matador and Enterprise, represented just 4.5% of net assets.
1
Total return refers to the security’s total return during the Fiscal Year. Contribution refers to the total return of the Partners Fund’s ownership within the
Fiscal Year multiplied by the percentage of the Partners Fund’s net assets that the security represents.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
The Blackstone Group, Inc. +2.66% +35.31% Matador Resources Co. -3.97% -87.17%
Microsoft Corp. +1.84% +35.50% BlackBerry, Ltd. -2.97% -59.07%
Apollo Global Management, Inc. +1.55% +26.00% Enterprise Products Partners -2.44% -47.65%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
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BlackBerry, Ltd.
BlackBerry was also among the largest negative contributors to investment performance during the Fiscal Year. In our most recent shareholder letter, we discussed softness in the company’s enterprise software and services business, which we predicted would be temporary. Its enterprise business has indeed improved since then, but unfortunately the stock underperformed during the final month of the Fiscal Year, which we attribute primarily to its smaller market cap and a global slowdown in vehicle production following the COVID-19 outbreak, which has negatively affected BlackBerry’s
QNX business. The QNX business should improve as vehicle production resumes and we remain enthusiastic about its other businesses. We believe that the stock is substantially undervalued.
New & Exited Positions
The table below indicates the two new positions that were initiated and the five positions that were exited during the Fiscal
Year.
Ashtead Group PLC
Ashtead Group PLC (“Ashtead”) is an equipment rental business that serves construction and industrial customers in the
US, the UK, and Canada. The industry, which is quite fragmented, tends to grow at a higher rate than the broader economy due to an ongoing shift among end-users from owning to renting equipment. Ashtead, which is one of three larger industry players, has successfully grown the business through both organic growth and acquisitions, generating high returns on invested capital. We believe that Ashtead is further advantaged due to its higher-quality operations, young fleet, and strong management team, and we initiated a position at what we believe to be an attractive valuation.
The Charles Schwab Corp.
We have long admired The Charles Schwab Corp. (“Schwab”), which provides services related to securities brokerage, wealth management, and trust custody. The company has a leading platform for both retail brokerage and registered investment advisers. We initiated a position in October 2019 after Schwab eliminated trading commissions. In our view, while zero commissions would pressure Schwab in the short run due to forgone revenues, the company would benefit in the long run in the form of greater net new asset growth. The plot soon thickened in November, when Schwab announced a highly accretive, all-stock acquisition of its longtime rival TD Ameritrade. We believe that both the timing and the valuation
2
West Texas Intermediate benchmark.
New Positions Exited Positions
Ashtead Group PLC Anheuser Busch InBev
The Charles Schwab Corp. Gilead Sciences
HomeFed Corp.
Oaktree Capital Group
QUALCOMM

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
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of the merger were heavily influenced by Schwab’s decision to eliminate trading commissions, which prompted TD
Ameritrade and other competitors, which are more reliant than Schwab on commission revenues, to eliminate their commissions. While the market selloff and decline in interest rates put pressure on the company’s share price towards the end of the Fiscal Year, we remain enthusiastic about Schwab’s ability to generate attractive returns over time.
Anheuser-Busch InBev & Gilead Sciences
We decided to exit the Anheuser-Busch InBev (“BUD”) and Gilead Sciences (“Gilead”) positions primarily in order to fund the new investments discussed above. While we believe that both companies remain undervalued, we became less comfortable with BUD’s financial leverage and we felt that the risk/reward opportunity in Gilead was less compelling than in the other healthcare positions.
Other Exited Positions
In our most recent shareholder letter, we discussed our exits from HomeFed Corp., Oaktree Capital Group, and QUALCOMM.
Other Portfolio Observations
As of the end of the Fiscal Year, the Partners Fund held 25 equity positions, with the 10 largest positions representing 62.2%
of net assets. This compares to 28 equity positions, with the 10 largest positions representing 51.6% of net assets, as of
March 31, 2019.
As of the end of the Fiscal Year, the largest sector exposures were financials (31.7% of net assets), healthcare (18.6%), and communication services (17.5%) and cash represented less than 1% of net assets.
As of the end of the Fiscal Year, the Partners Fund had an estimated net capital loss of approximately $16.2 million, or approximately $5.52 per share.
Outlook & Conclusion
The final month of the Fiscal Year was characterized by a global health crisis, widespread investor panic, an unprecedented global economic shutdown, and extraordinary policy interventions. The closing prices across the portfolio as of the end of the Fiscal Year reflect a market that was grappling with this unique moment in history. We cannot recall a time when day-
to-day changes in security prices seemed more divorced from business fundamentals than they did during the final weeks of the Fiscal Year.
As the crisis began to unfold, we engaged with all of our portfolio companies in order to ascertain their balance sheet strength, liquidity, and operational capability to navigate the current environment, and we are continuously analyzing all of our holdings with respect to a broad range of possible scenarios. We are confident that all of our holdings are likely to withstand even a highly adverse scenario, and we believe that many of our companies may emerge in a stronger competitive position as the world moves beyond the current phase of the COVID-19 outbreak and as economies begin to reopen. We do not believe that the intrinsic value of the companies in the portfolio has been permanently impaired by recent events, and

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
5
we continue to expect the corresponding share prices to more reasonably reflect that value in the fullness of time. We look forward to providing an update in our next shareholder letter.
Thank you for your continued support.
Yours sincerely,
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended March 31, 2020, were as follows:
(Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.74%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2020; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized. The Partners Fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
*Excludes performance prior to the Partners Fund’s reorganization from a limited partnership.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include: equity and convertible securities risk, foreign investment risk, management risk, fixed-income securities risk,
Robert C. Beck Richard C. Fitzgerald
Annualized Returns
One Year Three Years Five Years
Since
12/01/2009
Reorg* Ten Years
Partners Fund -17.17% -3.16% -1.61% +4.44% +4.04%
S&P 500 Index -6.98% +5.10% +6.73% +10.81% +10.53%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
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non-investment grade securities risk, liquidity risk, “high yield securities” or “junk bonds” and non-diversification risk.
The Partners Fund may invest in small and mid-sized capitalization companies meaning that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 Index and of the Partners Fund includes the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of March 31, 2020, and may not reflect their views on the date this report is first published or any time thereafter.
These views are intended to assist shareholders in understanding their investment in the Partners Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009 is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009 is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Fiscal Year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of
1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Beck, Mack & Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
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The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck,
Mack & Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck, Mack & Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.74%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through at least July 31, 2020
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 943-6786.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Beck, Mack & Oliver Partners Fund -17.17% -1.61% 4.04%
S&P 500® Index -6.98% 6.73% 10.53%

Beck, Mack & Oliver Partners Fund
PORTFOLIO PROFILE (Unaudited)
March 31, 2020
8
PORTFOLIO HOLDINGS
% of Total Investments

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a
Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.7%
Communication Services - 17.5%
1,650 Alphabet, Inc., Class C
(a)
$ 1,918,637
176,000 CenturyLink, Inc. 1,664,960
66,000 Discovery, Inc., Class C
(a)
1,157,640
4,741,237
Energy - 4.5%
70,000 Enterprise Products Partners LP 1,001,000
90,000 Matador Resources Co.
(a)
223,200
1,224,200
Financials - 31.7%
59,000 Apollo Global Management, Inc. 1,976,500
4,400 Credit Acceptance Corp.
(a)
1,125,036
11,500 Enstar Group, Ltd.
(a)
1,829,075
16,000 JPMorgan Chase & Co. 1,440,480
45,000 The Blackstone Group, Inc., Class A 2,050,650
6,000 The Charles Schwab Corp. 201,720
8,623,461
Health Care - 18.6%
7,500 Abbott Laboratories 591,825
38,000 Grifols SA, ADR 765,320
9,500 Laboratory Corp. of America
Holdings
(a)
1,200,705
65,000 RadNet, Inc.
(a)
683,150
130,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,167,400
3,500 Waters Corp.
(a)
637,175
5,045,575
Industrials - 13.2%
25,000 Advanced Drainage Systems, Inc. 736,000
17,000 Armstrong World Industries, Inc. 1,350,140
18,000 Ashtead Group PLC 396,000
23,000 Westinghouse Air Brake Technologies
Corp. 1,106,990
3,589,130
Information Technology - 11.7%
215,000 BlackBerry, Ltd.
(a)
887,950
14,500 Microsoft Corp. 2,286,795
3,174,745
Materials - 2.5%
1,500 The Sherwin-Williams Co. 689,280
Total Common Stock (Cost $26,951,108) 27,087,628
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
75,675 AgroFresh
Solutions,
Inc.
(a)
(Cost
$171,745) $ 11.50 07/31/20 $ 749
Investments, at value - 99.7% (Cost $27,122,853) $ 27,088,377
Other Assets & Liabilities, Net - 0.3% 72,954
Net Assets - 100.0% $ 27,161,331
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 27,088,377
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 27,088,377

Beck, Mack & Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020
10
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $27,122,853) $ 27,088,377
Cash 111,978
Receivables:
Dividends and interest 1,810
Prepaid expenses 8,186
Total Assets
27,210,351
LIABILITIES
Accrued Liabilities:
Investment adviser fees 472
Fund services fees 15,029
Other expenses 33,519
Total Liabilities
49,020
NET ASSETS
$ 27,161,331
COMPONENTS OF NET ASSETS
Paid-in capital $ 42,767,129
Distributable earnings (15,605,798)
NET ASSETS
$ 27,161,331
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,930,094
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 9.27

Beck, Mack & Oliver Partners Fund
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2020
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,738) $ 745,343
Interest income 2,700
Total Investment Income
748,043
EXPENSES
Investment adviser fees 372,101
Fund services fees 180,812
Custodian fees 10,101
Registration fees 19,930
Professional fees 35,207
Trustees' fees and expenses 4,050
Other expenses 47,781
Total Expenses 669,982
Fees waived
(297,881)
Net Expenses
372,101
NET INVESTMENT INCOME
375,942
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 973,106
Net change in unrealized appreciation (depreciation) on investments
(6,886,696)
NET REALIZED AND UNREALIZED LOSS
(5,913,590)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (5,537,648)

Beck, Mack & Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Years Ended March 31,
2020 2019
OPERATIONS
Net investment income $ 375,942 $ 461,201
Net realized gain (loss) 973,106 (1,584,013)
Net change in unrealized appreciation (depreciation) (6,886,696) 50,917
Decrease in Net Assets Resulting from Operations
(5,537,648) (1,071,895)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(169,312) –
CAPITAL SHARE TRANSACTIONS
Sale of shares 2,047,266 2,268,661
Reinvestment of distributions 155,007 –
Redemption of shares
(6,094,701) (2,806,097)
Redemption fees
1,211 596
Decrease in Net Assets from Capital Share Transactions
(3,891,217) (536,840)
Decrease in Net Assets
(9,598,177) (1,608,735)
NET ASSETS
Beginning of Year
36,759,508 38,368,243
End of Year
$ 27,161,331 $ 36,759,508
SHARE TRANSACTIONS
Sale of shares 161,470 196,138
Reinvestment of distributions 11,869 –
Redemption of shares
(514,573) (242,430)
Decrease in Shares
(341,234) (46,292)

Beck, Mack & Oliver Partners Fund
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 11.24 $ 11.56 $ 10.26 $ 8.98 $ 12.42
INVESTMENT OPERATIONS
Net investment income (a) 0.12 0.14 0.13 0.08 0.10
Net realized and unrealized gain (loss)
(2.03) (0.46) 1.18 1.30 (1.57)
Total from Investment Operations
(1.91) (0.32) 1.31 1.38 (1.47)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.06) – (0.01) (0.10) (0.07)
Net realized gain
– – – – (1.90)
Total Distributions to Shareholders
(0.06) – (0.01) (0.10) (1.97)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 9.27 $ 11.24 $ 11.56 $ 10.26 $ 8.98
TOTAL RETURN
(17.17)% (2.77)% 12.77% 15.45% (12.05)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 27,161 $ 36,760 $ 38,368 $ 37,769 $ 34,587
Ratios to Average Net Assets:
Net investment income 1.01% 1.19% 1.17% 0.80% 0.87%
Net expenses 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (c) 1.80% 1.74% 1.76% 1.81% 1.44%
PORTFOLIO TURNOVER RATE 10% 17% 19% 26% 50%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
14
Organization
The Beck, Mack & Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
15
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
16
capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31,
2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Beck, Mack & Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
17
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2020. During the year ended March 31, 2020, fees waived were $297,881.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2020 were $3,635,029 and $7,032,822 respectively.
Federal Income Tax
As of March 31, 2020, the cost of investments for federal income tax purposes is $26,733,597 and the components of net appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 20 20 , distributable earnings (accumulated loss) on a tax basis were as follows:
Gross Unrealized Appreciation
$ 7,100,177
Gross Unrealized Depreciation
(6,745,397)
Net Unrealized Appreciation
$ 354,780
Ordinary Income
2020 $ 169,312
2019 $ –
Undistributed Ordinary Income
$ 226,055
Capital and Other Losses
(16,186,633)
Net Unrealized Appreciation
354,780
Total
$ (15,605,798)

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
18
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to equity return of capital, partnerships and wash sales.
As of March 31, 2020, the Fund has $4,971,994 of available short-term capital loss carryforwards and $1 1 , 214 , 639 of available long-term capital loss carryforwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2020 . The following reclassification was the result of investments in partnerships and has no impact on the net assets of the Fund.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Distributable Earnings $ 262
Paid-in-Capital (262)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
To the Board of Trustees of Forum Funds
and the Shareholders of Beck, Mack & Oliver Partners Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Beck, Mack & Oliver Partners Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
May 28, 2020

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
20
Investment Advisory Agreement Approval
At the March 26, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fees enable the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund's investments as well as the investment philosophy and decision-making processes of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund outperformed the S&P
500 Index, the Fund’s primary benchmark index, for the one-year period ended December 31, 2019, and underperformed the benchmark for the three- and five-year periods ended December 31, 2019, and for the period since the Fund’s inception on April 19, 1991.  The Board also considered the Fund’s performance relative to an independent peer group identified by Broadridge Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the Fund. The Board

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
21
observed that, based on the information provided by Broadridge, the Fund outperformed the median of its Broadridge
Peers for the one-year period ended December 31, 2019, and underperformed the median of its Broadridge Peers for the three-, five-, and 10-year periods ending December 31, 2019. The Board noted the Adviser’s representation that the Fund’s outperformance over the one-year period relative to the benchmark and peers could be attributed, at least in part, to stock selection. The Board noted the Adviser’s representation that the Fund’s underperformance over the three- and five-year periods relative to the benchmark and peers could be attributed, at least in part, to underperformance during the fourth quarter of calendar year 2018, which had a disproportionate effect on the Fund’s longer-term performance. The Board further noted the Adviser’s representation that the Fund’s relative underperformance over the last five- and ten-year periods was primarily a function of the Fund’s performance during 2014 and 2015, a period during which a different individual had primary portfolio management responsibilities for the Fund, as well as the aforementioned underperformance during the fourth quarter of 2018. In addition, the Board observed that the Fund’s relative performance has been negatively affected by the outperformance of “growth” over “value” over the last ten years. The Board noted further the Adviser’s representation that the Fund’s performance had improved since 2016, when the Adviser had replaced the portfolio manager with primary responsibility for the day-to-day management of the Fund.
At the request of the Adviser, the Board also considered the Fund’s performance relative to an additional group of funds identified by the Adviser as having investment strategies and portfolio compositions more comparable to that of the Fund than the Broadridge peers (“Comparable Fund Peers”).  In that regard, the Board observed that the Fund outperformed the average of the Comparable Fund Peers over the one- and three-year periods ended December 31, 2019 and underperformed the average of the Comparable Fund Peers for the five-year period ended December 31, 2019.
In consideration of the Adviser’s investment strategy and the foregoing performance information, among other factors, the
Board determined that the Fund could expect to benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peer group. The Board observed that the Adviser’s actual advisory fee rate and actual total expense ratio were each less than the median of the Broadridge peer group. The Board also noted the Adviser’s representation that the advisory fee charged to the Partners Fund was consistent with the fee charged by the Adviser to its separately managed accounts with comparable investment strategies and assets under management. Based on the foregoing, among other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board considered also the Adviser’s representation that the Adviser does not conduct a formal, comprehensive cost allocation with respect to its mutual fund activities and separately managed accounts, but that the Adviser believed that the Fund was comparatively less profitable than the Adviser’s separately managed accounts as a result of the low level of the Fund’s assets, costs incurred in connection

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
22
with regulatory compliance applicable to registered investment companies, and the expense cap currently in place. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the
Adviser’s representation that the Fund could benefit from economies of scale at higher asset levels, but that the Adviser believed that economies of scale had not been achieved at current asset levels.  Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in renewing the Advisory
Agreement.
Other Benefits
The Board noted the Adviser’s representation that, other than its contractual advisory fees and the soft dollar benefits accrued from Fund brokerage commissions, the Adviser does not benefit in a material way from its relationship with the
Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
23
and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
October 1, 2019 through March 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 792.33 $ 4.48 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
24
Federal Tax Status of Dividends Declared during the Fiscal Year
The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue
Code. The Fund also designates 0.37 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 943-6786.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
25
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019; Chief Compliance
Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer, Atlantic
Fund Services 2013-2019.

FOR MORE INFORMATION
Investment Adviser
Beck, Mack & Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Beck, Mack & Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-ANR-0320

LMCG INTERNATIONAL SMALL CAP FUND
®
Annual Report
March 31, 2020

LMCG INTERNATIONAL SMALL CAP FUND
TABLE OF CONTENTS
March 31, 2020
IMPORTANT INFORMATION
An investment in the LMCG International Small Cap Fund (the “Fund”) is subject to risk, including the possible loss of principal.
Investments in small and/or midsize companies increase the risk of greater price fluctuations. Stock prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries.
There is no assurance that the Fund will achieve its investment objective.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 8
Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 17
Additional Information (Unaudited) 18

LMCG International Small Cap Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
1
Dear Shareholder:
The LMCG International Small Cap Fund (the “Fund”) Institutional Shares lost 21.65% in the 12-month period ending March 31, 2020
(the “fiscal year”), trailing the MSCI EAFE Small Cap Index (the “Index”) return of -18.15%. Since inception
1
, the Fund has gained
6.31% compared to the return for the Index of 5.84%, both on an annualized basis. Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small-cap companies. The Fund considers small-cap companies to be those, which at the time of purchase have market capitalizations that fall within the range of the Index. At an index level, the performance of international small-cap companies underperformed their large-cap counterparts, with the MSCI EAFE Index down 14.4% in the one-year period.
The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call (877)
591-4667.
For the first nine months of the Fund’s fiscal year, international small-cap stocks were trending higher along with international large caps and emerging markets. In January, global equity markets lost their footing as news of the novel Coronavirus outbreak in China raised concerns about supply chain disruptions and the potential impact to global businesses and economic growth. As the virus quickly spread to other parts of the world causing massive shutdowns, there were very few places to hide for equity investors as the vast majority of markets tumbled.
One of the biggest headwinds for the Fund has been the dominance of the Growth style over Value in the last few years. During the first nine months of the fiscal year, the preference for growth-oriented companies moderated a bit but the effectiveness of the Value characteristics we use continued to be mixed and volatile month to month. The investment environment flipped back and forth between risk-on and risk-off as markets reacted to headlines related to Brexit and ongoing trade negotiations. There were a few strong risk-on months when stocks with good Value characteristics did well but the trend did not persist, reversing when markets turned risk-off.
In January, news of the Coronavirus surfaced and the investment environment turned substantially more risk-off. Equity market volatility spiked to levels not seen since the Global Financial Crisis in 2008 and 2009. Investors poured into stocks that had been performing well and had positive earnings revisions from Wall Street Analysts. They looked for stocks with defensive characteristics such as low beta, low debt-to-assets and high profit margins. They shunned cheap (Value) stocks as they are considered more risky. We saw this to be true not only in January but continued into February and March as well.
As of March 31, 2020, the Fund was well-diversified across 26 countries and 11 sectors. The largest country allocations in both the portfolio and the benchmark were Japan (over 30% in each) and the United Kingdom (over 14% in the Fund and over 16% in the Index).
The Fund seeks to add value primarily from stock selection – not making significant over- or under-weight decisions versus countries or sectors. We believe that this is an important element of risk control in the portfolio and has historically resulted in the Fund having similar volatility as the benchmark.
1
Inception 8/26/2010. The Fund has adopted the historical performance of LMCG International Small Cap Collective Fund, a separate collective investment fund of LMCG Collective Trust (the “Predecessor Fund”) managed by LMCG Investments, LLC as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on April 1, 2016. The returns presented for the Fund prior to this date reflect the performance of the Predecessor Fund. The Predecessor Fund commenced operations on August 26, 2010. The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, and therefore the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Predecessor Fund had an investment objective and strategies that were, in all material respects, equivalent to those of the Fund.
The Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the Securities and Exchange Commission (the “SEC”). The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund is not the performance information of the Fund, and has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown.

LMCG International Small Cap Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
2
Attribution
Looking at performance through a country lens, the positive stock selection in Sweden and the United Kingdom contributed the most to performance over the 12-month period. Stocks in Australia and
Germany were the largest detractors. From a sector perspective, the vast majority of performance came from Consumer Discretionary and Information Technology. Stock selections in Materials and
Industrials were the biggest laggards.
Model Efficacy
Analyzing the investment universe
2
from a factor perspective,
Market Dynamics (D) (which includes Earnings Revision and
Price Momentum) was the largest contributor to performance over the fiscal year period. Earnings Quality (Q) was also modestly positive for the same period. Valuation (V) was the biggest detractor from performance. Most of the 12-month period was a “risk-off”
environment, where Valuation tends not to be effective as cheapness is considered more risky.
The graph shows the difference in payoffs of our model and its three main composite factors for the one-year period in the international small-cap universe. This data is calculated by subtracting the 5th quintile stock performance for each factor from the performance of those in the 1st quintile. Payoffs in the Fund’s portfolio vary from the model, since the Fund does not own all of the 1st quintile stocks, and also owns stocks below the 1st quintile.
Outlook
These last three months not only marked one of the deepest equity market drawdowns but also the swiftest. We believe that international small caps will undoubtedly recover but the timing will vary by country as they grapple with how and when to send people back to work and minimize the economic impact. March results for our international small-cap stock selection model improved from the previous two months as more of our composite factors were working. We are cautiously optimistic that as more of the world shows signs of recovery, our process will work well and more consistently across countries and regions.
Our strategy uses a core approach to investing but Value has always been a key part of the stock selection process. This approach has experienced a headwind in recent years as the value style has dramatically underperformed the growth style in international small caps. The last twelve months were no exception with the MSCI International Small Cap Value Index underperforming the MSCI
International Small Cap Growth Index by approximately 8%. However, we believe the recent downturn combined with a long period of underperformance for value stocks provides a catalyst for the style to outperform. In addition, valuation spreads, or the difference between the cheapest and most expensive stocks, have widened considerably which also supports a comeback for the style and would bode well for the strategy.
Sincerely,
Gordon Johnson
Co-Portfolio Manager
LMCG Investments, LLC
Shannon Ericson
Co-Portfolio Manager
LMCG Investments, LLC
2
The investment universe is comprised of those companies in the MSCI EAFE Small Cap Index.

LMCG International Small Cap Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2020
3
INVESTMENT CONSIDERATIONS
Equity Risk - The Fund’s equity holdings, including common stocks, may decline in value. The value of a security may decline for a number of reasons, which are detailed in the prospectus.
Foreign & Emerging Markets Investing Risks - As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries.
Market Events Risk - Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers, which could adversely affect the Fund.
Small Cap Risk - The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.
There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including the potential loss of principal.

LMCG International Small Cap Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020
4
The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the
LMCG International Small Cap Fund (the “Fund”) compared with the performance of the benchmark, MSCI EAFE Small Cap Index, since inception. The MSCI EAFE
Small Cap Index is an equity index which captures small cap representation across Developed Market countries around the world, excluding the United States and Canada.
The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
LMCG International Small Cap Fund - Institutional Shares vs. MSCI EAFE Small Cap Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 1.55% and 3.47%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
to 0.85% and 1.10% of Institutional Shares and Investor Shares, respectively, through at least July 31, 2020 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 591-4667.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year
Since Inception
(08/26/10)
LMCG International Small Cap Fund - Institutional Shares* -21.65% -0.69% 6.31%
LMCG International Small Cap Fund - Investor Shares* -21.93% -0.90% 6.20%
MSCI EAFE Small Cap Index -18.15% 0.97% 5.84%
*
Institutional Shares commenced operations on April 1, 2016 and Investor Shares commenced operations on April 18, 2016. Performance for the periods prior to commencement reflects the performance and expenses of a collective investment trust previously managed by the Fund’s Adviser and portfolio management team.
This collective investment trust was organized and commenced operations on August 26, 2010.

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
5
See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 96.5%
Common Stock - 95.6%
Australia - 4.9%
73,260 Charter Hall Group REIT $ 309,127
114,699 Charter Hall Retail REIT 219,415
465,219 Cromwell Property Group REIT 228,925
142,411 NRW Holdings, Ltd. 109,934
206,055 Perenti Global, Ltd. 77,314
68,724 Pinnacle Investment Management Group,
Ltd. 119,630
100,518 Regis Resources, Ltd. 225,056
199,623 Shopping Centres Australasia Property
Group REIT 278,729
104,509 Zip Co., Ltd.
(a)
101,889
1,670,019
Austria - 2.4%
7,646 AT&S Austria Technologie &
Systemtechnik AG 113,084
9,538 BAWAG Group AG
(a)(b)
269,088
11,190 Vienna Insurance Group AG Wiener
Versicherung Gruppe 211,532
15,468 Wienerberger AG 245,488
839,192
Belgium - 1.3%
1,427 Barco NV 221,596
13,522 Bekaert SA 228,026
449,622
Canada - 0.9%
10,748 BRP, Inc. 175,353
3,041 Colliers International Group, Inc. 145,470
320,823
Denmark - 3.0%
10,223 GN Store Nord A/S 458,813
1,335 ROCKWOOL International A/S, Class B 242,580
8,129 Topdanmark A/S 329,046
1,030,439
Finland - 1.0%
22,816 Citycon OYJ 141,546
18,323 Finnair OYJ
(a)
74,044
7,703 Konecranes OYJ
(a)
132,574
348,164
France - 2.1%
5,003 Eramet  160,679
11,365 Korian SA 354,474
10,861 Quadient 191,657
706,810
Georgia - 0.4%
11,381 Bank of Georgia Group PLC 129,348
Germany - 4.9%
15,114 ADVA Optical Networking SE
(a)
86,180
65,068 CECONOMY AG
(a)
142,522
8,081 CTS Eventim AG & Co. KGaA 367,018
9,064 Deutsche EuroShop AG 104,565
24,765 Deutsche Pfandbriefbank AG
(b)
190,920
16,968 Freenet AG 300,641
2,667 MorphoSys AG
(a)
264,876
18,662 Salzgitter AG 222,495
1,679,217
Greece - 0.5%
14,376 Motor Oil Hellas Corinth Refineries SA 178,372
Hong Kong - 0.9%
45,200 VTech Holdings, Ltd. 326,782
Shares Security Description Value
Italy - 6.0%
18,486 ACEA SpA $ 295,221
78,575 Anima Holding SpA
(b)
212,145
86,431 BPER Banca 266,909
32,999 Cerved Group SpA 197,259
67,855 Enav SpA
(b)
300,247
110,817 Hera SpA 399,415
128,275 Piaggio & C SpA 230,603
151,909 Saras SpA 142,409
2,044,208
Japan - 31.9%
15,800 Adastria Co., Ltd. 179,858
18,300 Aoyama Trading Co., Ltd. 157,939
15,100 Arcland Service Holdings Co., Ltd. 203,206
8,500 ASKUL Corp. 252,965
18,200 Azbil Corp. 474,613
15,300 Central Glass Co., Ltd. 267,795
57 Daiwa Office Investment Corp. REIT 315,945
21,600 DTS Corp. 377,661
18,200 Fancl Corp. 410,801
19,300 Fujitsu General, Ltd. 350,550
17,300 Geo Holdings Corp. 210,448
444 GLP J-Reit REIT 502,120
105,100 JVCKenwood Corp. 190,602
13,000 Kamigumi Co., Ltd. 221,009
32,800 Kandenko Co., Ltd. 262,644
30,000 Kanematsu Corp. 309,416
15,800 Kintetsu World Express, Inc. 233,198
71,200 Kobe Steel, Ltd.
(a)
221,165
16,600 Kohnan Shoji Co., Ltd. 337,789
9,000 Matsumotokiyoshi Holdings Co., Ltd. 328,947
7,500 Meitec Corp. 299,930
12,500 NET One Systems Co., Ltd. 261,335
15,100 Nihon Unisys, Ltd. 406,271
11,600 Nishio Rent All Co., Ltd. 244,568
17,900 Open House Co., Ltd. 370,402
57,300 Penta-Ocean Construction Co., Ltd. 303,220
7,500 Sankyu, Inc. 281,446
7,500 SCSK Corp. 335,852
38,300 Shinoken Group Co., Ltd. 268,928
11,600 Ship Healthcare Holdings, Inc. 477,377
5,100 Sugi Holdings Co., Ltd. 273,676
17,900 Takasago Thermal Engineering Co., Ltd. 276,512
10,800 The Nisshin Oillio Group, Ltd. 366,612
14,400 Tokuyama Corp. 280,166
25,400 Tomy Co., Ltd. 180,003
9,800 Towa Pharmaceutical Co., Ltd. 206,618
20,400 TSI Holdings Co., Ltd. 75,130
13,200 Yamato Kogyo Co., Ltd. 227,601
10,944,318
Luxembourg - 0.8%
9,548 Corestate Capital Holding SA 280,637
Malta - 1.0%
92,379 Kindred Group PLC, SDR 345,982
Netherlands - 3.6%
5,074 ASM International NV 511,149
80,566 Koninklijke BAM Groep NV 113,291
14,362 Signify NV
(b)
280,207
163,118 VEON, Ltd., ADR 246,308
12,524 Wereldhave NV REIT 92,131
1,243,086
Norway - 0.7%
72,785 Golden Ocean Group, Ltd. 230,611

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
6
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Portugal - 0.6%
308,215 Sonae SGPS SA $ 200,389
Singapore - 2.6%
1,370,300 Golden Agri-Resources, Ltd. 135,936
294,100 Hi-P International, Ltd. 175,879
296,706 Mapletree Commercial Trust REIT 382,011
454,900 UMS Holdings, Ltd. 200,030
893,856
South Korea - 0.7%
22,350 NICE Information Service Co., Ltd. 244,182
Spain - 1.4%
41,575 Mediaset Espana Comunicacion SA 154,800
113,605 Obrascon Huarte Lain SA
(a)
73,924
53,436 Pharma Mar SA
(a)
256,719
485,443
Sweden - 4.4%
50,864 Arjo AB 254,203
8,594 Evolution Gaming Group AB
(b)
293,632
28,111 Getinge AB, Class B 541,900
4,593 Nolato AB, Class B 208,651
20,966 Recipharm AB, Class B 216,176
1,514,562
Switzerland - 4.9%
4,265 Cembra Money Bank AG 395,260
167 Gurit Holding AG 199,880
2,435 Helvetia Holding AG 210,738
11,491 Logitech International SA, Class R 499,515
4,756 Sunrise Communications Group AG
(a)(b)
384,927
1,690,320
Taiwan - 0.4%
231,032 China Life Insurance Co., Ltd.
(a)
128,727
United Kingdom - 14.3%
31,116 Aggreko PLC 188,376
24,978 Dart Group PLC 170,949
7,498 Dialog Semiconductor PLC
(a)
203,761
14,059 Diploma PLC 281,848
176,915 Dixons Carphone PLC 171,578
17,728 Future PLC 220,200
18,553 Halma PLC 442,688
56,304 Howden Joinery Group PLC 358,068
45,464 Inchcape PLC 244,632
48,609 JD Sports Fashion PLC 276,347
176,549 Man Group PLC/Jersey 273,128
67,045 National Express Group PLC 171,383
142,460 Pets at Home Group PLC 455,468
855,754 Saga PLC 180,273
35,963 Softcat PLC 463,224
194,481 Stagecoach Group PLC  168,854
36,649 Tate & Lyle PLC 298,623
13,465 The Go-Ahead Group PLC 138,231
27,161 Vistry Group PLC 194,323
4,901,954
Total Common Stock (Cost $39,790,413) 32,827,063
Shares Security Description Rate Value
Preferred Stock - 0.9%
Germany - 0.9%
3,415 Draegerwerk AG & Co. KGaA
(Cost
$208,066) 0.19% 334,080
Total Equity Securities (Cost $39,998,479) 33,161,143
Shares Security Description Value
Investment Company - 2.1%
13,239 iShares MSCI EAFE ETF
(Cost $818,914) $ 707,757
Money Market Fund - 0.1%
31,106 Dreyfus Treasury Securities Cash
Management, Institutional Shares, 0.51%
(c)
(Cost $31,106) 31,106
Investments, at value - 98.7% (Cost $40,848,499) $ 33,900,006
Other Assets & Liabilities, Net - 1.3% 446,826
Net Assets - 100.0% $ 34,346,832
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to
$1,931,166 or 5.6% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
7
See Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Australia $ 1,670,019 $ – $ – $ 1,670,019
Austria 839,192 – – 839,192
Belgium 449,622 – – 449,622
Canada 320,823 – – 320,823
Denmark 1,030,439 – – 1,030,439
Finland 348,164 – – 348,164
France 706,810 – – 706,810
Georgia 129,348 – – 129,348
Germany 1,679,217 – – 1,679,217
Greece 178,372 – – 178,372
Hong Kong 326,782 – – 326,782
Italy 2,044,208 – – 2,044,208
Japan 10,944,318 – – 10,944,318
Luxembourg 280,637 – – 280,637
Malta 345,982 – – 345,982
Netherlands 1,243,086 – – 1,243,086
Norway 230,611 – – 230,611
Portugal 200,389 – – 200,389
Singapore 893,856 – – 893,856
South Korea 244,182 – – 244,182
Spain 485,443 – – 485,443
Sweden 1,514,562 – – 1,514,562
Switzerland 1,690,320 – – 1,690,320
Taiwan 128,727 – – 128,727
United Kingdom 4,901,954 – – 4,901,954
Preferred Stock
Germany 334,080 – – 334,080
Investment Company 707,757 – – 707,757
Money Market Fund – 31,106 – 31,106
Investments at Value $ 33,868,900 $ 31,106 $ – $ 33,900,006
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Australia 4.9%
Austria 2.5%
Belgium 1.3%
Canada 0.9%
Denmark 3.0%
Finland 1.0%
France 2.1%
Georgia 0.4%
Germany 6.0%
Greece 0.5%
Hong Kong 1.0%
Italy 6.0%
Japan 32.3%
Luxembourg 0.8%
Malta 1.0%
Netherlands 3.7%
Norway 0.7%
Portugal 0.6%
Singapore 2.6%
South Korea 0.7%
Spain 1.4%
Sweden 4.5%
Switzerland 5.0%
Taiwan 0.4%
United Kingdom 14.5%
United States
*
2.2%
100.0%
*
Includes Money Market Fund totaling 0.1%.

LMCG International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020
8
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $40,848,499) $ 33,900,006
Foreign currency (Cost $286,417) 287,884
Receivables:
Fund shares sold 19,484
Dividends 196,912
Prepaid expenses 24,805
Total Assets
34,429,091
LIABILITIES
Payables:
Fund shares redeemed 28,649
Accrued Liabilities:
Investment adviser fees 7,236
Fund services fees 9,080
Other expenses 37,294
Total Liabilities
82,259
NET ASSETS
$ 34,346,832
COMPONENTS OF NET ASSETS
Paid-in capital $ 49,131,460
Distributable earnings (14,784,628)
NET ASSETS
$ 34,346,832
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 3,928,829
Investor Shares 230,547
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $32,446,222) $ 8.26
Investor Shares (based on net assets of $1,900,610) $ 8.24

LMCG International Small Cap Fund
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2020
9
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $151,452) $ 1,232,453
Total Investment Income
1,232,453
EXPENSES
Investment adviser fees 308,898
Fund services fees 204,490
Transfer agent fees:
Institutional Shares 5,246
Investor Shares 2,547
Distribution fees:
Investor Shares 2,354
Custodian fees 32,042
Registration fees:
Institutional Shares 17,070
Investor Shares 15,970
Professional fees 39,019
Trustees' fees and expenses 4,206
Pricing fees 14,219
Other expenses 34,739
Total Expenses 680,800
Fees waived and expenses reimbursed
(303,356)
Net Expenses
377,444
NET INVESTMENT INCOME
855,009
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(3,821,258)
Foreign currency transactions
(36,467)
Net realized loss
(3,857,725)
Net change in unrealized appreciation (depreciation) on:
Investments
(6,548,233)
Foreign currency translations
1,037
Net change in unrealized appreciation (depreciation)
(6,547,196)
NET REALIZED AND UNREALIZED LOSS
(10,404,921)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (9,549,912)

LMCG International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS
10
See Notes to Financial Statements.
For the Years Ended March 31,
2020 2019
OPERATIONS
Net investment income $ 855,009 $ 948,659
Net realized loss (3,857,725) (2,860,319)
Net change in unrealized appreciation (depreciation) (6,547,196) (4,502,159)
Decrease in Net Assets Resulting from Operations
(9,549,912) (6,413,819)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (1,621,259) (1,173,926)
Investor Shares (31,166) (35,721)
Total Distributions Paid
(1,652,425) (1,209,647)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 2,854,431 11,323,446
Investor Shares 1,871,968 1,167,237
Reinvestment of distributions:
Institutional Shares 1,553,207 1,135,392
Investor Shares 30,887 35,721
Redemption of shares:
Institutional Shares
(3,174,166) (4,498,454)
Investor Shares
(179,323) (1,352,194)
Increase in Net Assets from Capital Share Transactions
2,957,004 7,811,148
Increase (Decrease) in Net Assets
(8,245,333) 187,682
NET ASSETS
Beginning of Year
42,592,165 42,404,483
End of Year
$ 34,346,832 $ 42,592,165
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 262,836 910,883
Investor Shares 181,506 100,796
Reinvestment of distributions:
Institutional Shares 132,980 113,496
Investor Shares 2,649 3,573
Redemption of shares:
Institutional Shares
(300,980) (407,064)
Investor Shares
(18,956) (123,171)
Increase in Shares
260,035 598,513

LMCG International Small Cap Fund
FINANCIAL HIGHLIGHTS
11
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended March 31,
April 1, 2016 (a)
Through
March 31, 2017
2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.92 $ 12.85 $ 10.73 $ 10.00
INVESTMENT OPERATIONS
Net investment income (b) 0.21 0.25 0.16 0.18
Net realized and unrealized gain (loss)
(2.45) (1.86) 2.20 0.85
Total from Investment Operations
(2.24) (1.61) 2.36 1.03
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.30) (0.24) (0.30)
Net realized gain
– (0.02) – –
Total Distributions to Shareholders
(0.42) (0.32) (0.24) (0.30)
NET ASSET VALUE, End of Period
$ 8.26 $ 10.92 $ 12.85 $ 10.73
TOTAL RETURN
(21.65)% (12.35)% 21.99% 10.55%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 32,446 $ 41,879 $ 41,325 $ 6,173
Ratios to Average Net Assets:
Net investment income 1.94% 2.16% 1.27% 1.78%(d)
Net expenses 0.85% 0.85% 0.85% 0.85%(d)
Gross expenses (e) 1.49% 1.54% 2.08% 8.57%(d)
PORTFOLIO TURNOVER RATE 70% 90% 83% 112%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

LMCG International Small Cap Fund
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended March 31, April 18, 2016 (a)
Through
March 31, 2017 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.91 $ 12.83 $ 10.71 $ 10.09
INVESTMENT OPERATIONS
Net investment income (b) 0.18 0.21 0.11 0.09
Net realized and unrealized gain (loss)
(2.46) (1.84) 2.22 0.82
Total from Investment Operations
(2.28) (1.63) 2.33 0.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.39) (0.27) (0.21) (0.29)
Net realized gain
– (0.02) – –
Total Distributions to Shareholders
(0.39) (0.29) (0.21) (0.29)
NET ASSET VALUE, End of Period
$ 8.24 $ 10.91 $ 12.83 $ 10.71
TOTAL RETURN
(21.93)% (12.51)% 21.74% 9.24%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 1,901 $ 713 $ 1,079 $ 42
Ratios to Average Net Assets:
Net investment income 1.69% 1.76% 0.91% 0.96%(d)
Net expenses 1.10% 1.10% 1.10% 1.10%(d)
Gross expenses (e) 3.98% 3.46% 5.01% 60.04%(d)
PORTFOLIO TURNOVER RATE 70% 90% 83% 112%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

LMCG INTERNATIONAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
13
Organization
The LMCG International Small Cap Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund’s Investor
Shares and Institutional Shares commenced operations on April 18, 2016, and April 1, 2016, respectively. On April 1, 2016, the Fund commenced operations through a reorganization of a collective investment trust, which was organized and commenced operations on
August 26, 2010. The Fund seeks long-term capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. Foreign securities’ prices may be fair valued by independent pricing services in consideration of events occurring after the close of overseas markets and prior to the close of the NYSE. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.
The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations

LMCG INTERNATIONAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
14
and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Foreign dividend income and expense are recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence.
Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.
Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

LMCG INTERNATIONAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
15
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – LMCG Investments, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.70% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the
Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85% and 1.10% of Institutional
Shares and Investor Shares, respectively, through at least July 31, 2020. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended March 31, 2020 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, and (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2020 , $677,315 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers Total Fees Waived and Expenses Reimbursed
$ 206,312 $ 97,044 $ 303,356

LMCG INTERNATIONAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2020
16
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended March 31, 2020 , were $32,705,300 and $29,876,741 , respectively.
Federal Income Tax
As of March 31, 2020, the cost of investments for federal income tax purposes is $41,109,809 and the components of net unrealized depreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to passive foreign investment holdings (PFICs) and wash sales.
As of March 31, 2020, the Fund had $5,451,155 of available short-term capital loss carryforwards and $1,634,339 of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the current year late-year ordinary loss was $488,806 (realized during the period January 1, 2020 through March 31,
2020). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, April 1, 2020.
Geographic Concentration Risk
Because the Fund’s investments may be concentrated in a particular geographic region or country, the value of the Fund’s shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Gross Unrealized Appreciation
$ 2,200,071
Gross Unrealized Depreciation
(9,409,874)
Net Unrealized Depreciation
$ (7,209,803)
2020 2019
Ordinary Income $ 1,652,425 $ 1,142,823
Long-Term Capital Gain – 66,824
$ 1,652,425 $ 1,209,647
Capital and Other Losses
$ (7,574,300)
Unrealized Depreciation
(7,210,328)
Total
$ (14,784,628)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
17
To the Board of Trustees of Forum Funds
and the Shareholders of the LMCG International Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LMCG International Small Cap Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March
31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
May 28, 2020
Fund Financial Highlights Presented
LMCG International Small Cap Fund – Institutional Shares For the period April 1, 2016 (commencement of operations) to March 31, 2017 and each of the years in the three-year period ended March 31, 2020
LMCG International Small Cap Fund – Investor Shares For the period April 18, 2016 (commencement of operations) to March 31, 2017 and each of the years in the three-year period ended March 31, 2020

LMCG INTERNATIONAL SMALL CAP FUND
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
18
Investment Advisory Agreement Approval
At the December 12, 2019 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust as it relates to services provided to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with e the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services and to meet its financial commitments to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its management of the Fund, the Board reviewed the performance of the
Fund compared to its respective benchmark index and compared to independent peer groups of funds identified by Broadridge Financial
Solutions, Inc. (“Broadridge”).
The Board observed that the Fund underperformed the MSCI EAFE Small Cap Index, the Fund’s primary benchmark index, for the one-, three-, and five-year periods ended September 30, 2019. The Board observed that the Fund outperformed the primary benchmark index for the period since the Fund’s inception on August 26, 2010, noting that performance generated for periods prior to April 1, 2016 was that of the Fund’s predecessor fund. The Board also considered the Fund’s performance relative to its Broadridge peer group, noting that the Fund performed at the median of its Broadridge peers for the one-year period ended September 30, 2019 and underperformed the median of its Broadridge peers for the three-year period ended September 30, 2019. The Board noted the Adviser’s representation that the Fund’s underperformance over the short term relative to the index and peer group could be attributed, in part, to the Fund’s exposure to countries and sectors that experienced elevated levels of macro uncertainty and underperformed the overall market during the period.
The Board also noted the Adviser’s representation that it was confident in the Fund’s strategy and expected the Fund to outperform over the long term, as evidenced by the Fund’s outperformance over the period since the Fund’s inception.
Based on the foregoing and other applicable considerations, the Board determined that the performance of the Fund was reasonable and that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund under the Advisory Agreement.

LMCG INTERNATIONAL SMALL CAP FUND
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
19
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and net expense ratios of the Fund’s relevant Broadridge peer group. The Board noted that the actual advisory fee rates and net expense ratios for the Fund were below the median of its Broadridge peer groups. The Board noted the Adviser’s representation that it had agreed to contractually cap the expenses of the Fund to ensure that its expenses remained competitive. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund.
In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board also noted the Adviser’s representation that it continued to cap the Fund’s total expenses and thereby subsidize the Fund to ensure that its expenses remained competitive. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s observation that, although the Fund could benefit from economies of scale as assets grow, given the current low asset levels associated with the Fund, consideration of breakpoints at this time would be premature. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars resulting from trading for the Fund to acquire research that would benefit the Adviser’s clients generally. The Board concluded that the Adviser’s receipt of other benefits was not a material factor in the Board’s approval of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 591-4667 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (877) 591-4667 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

LMCG INTERNATIONAL SMALL CAP FUND
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
20
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2019 through March 31, 2020.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of
5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 88.75%
of its income dividend distributed as qualifying for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 591-4667.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 778.55 $ 3.78 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.75 $ 4.29 0.85%
Investor Shares
Actual $ 1,000.00 $ 777.12 $ 4.89 1.10%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.50 $ 5.55 1.10%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

LMCG INTERNATIONAL SMALL CAP FUND
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020
21
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019; Chief Compliance
Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer, Atlantic
Fund Services 2013-2019.

®
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(877) 591-4667 (toll free)
INVESTMENT ADVISER
LMCG Investments, LLC
One Boston Place
201 Washington Street, 29th Floor
Boston, MA 02108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
210-ANR-0320

Payson Total
Return Fund
ANNUAL REPORT // March 31, 2020

Payson Total Return Fund
Table of Contents
March 31, 2020
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, convertible securities risk, debt securities risk, exchange-traded funds risk, interest rate risk, credit risk, inflation indexed security risk, government securities risk, value investment risk, mortgage-
related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the Fund will achieve its investment objective.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Additional Information (Unaudited) 17

Payson Total Return Fund
A Message to Our Shareholders (Unaudited)
March 31, 2020
1
Dear Payson Total Return Fund Shareholder,
Much like the prior fiscal year’s results, the Payson Total Return Fund (the “Fund”) experienced positive returns throughout much of the 2020 fiscal year ending March 31, 2020 only to give up all the return and then some in the final quarter. The Fund did manage to outperform the S & P 500 Index (the ”Index”) this past fiscal year however generating total returns of -5.48% versus the Index’s total return of -6.98% for the same period.
Although the managers of the Fund were disappointed in a negative return for the year, they were pleased to generate returns in excess of the Index and believe it reflects a continued commitment to managing a portfolio of common stocks that collectively possess better fundamental operating characteristics vis a vis the Index. The Fund seeks to invest in companies with above average and sustainable returns on capital versus the Index. The managers believe this factor largely explains the outperformance versus the Index and reflects confidence that the companies represented in the Fund have potential competitive advantages versus their peers. In turn, these companies, which have historically generated positive cash flows, may ultimately inure to the benefit of shareholders through stock repurchases and dividend growth. Naturally, through this selection process, the managers underweight and overweight economic sectors relative to the benchmark in an effort to ensure the characteristics they are seeking are superior to that of the Index. For example, for some time, the managers have largely avoided exposure to the energy sector as they find it capital intensive, highly leveraged and challenged to earn returns on capital in excess of the sector’s cost of capital. The opposite can be said of many companies within the technology sector, the largest sector in the Index and even a bigger sector within the Fund. Here companies are currently enjoying strong sales, producing high profit margins, generating significant cash flow and in many cases rewarding shareholders through stock repurchases and rising dividends.
As the 2019 calendar year was concluding, the Fund managers generally felt the economy was in good shape with inflation and interest rates remaining low, historically strong employment levels with wages gradually rising. Consumer demand was picking up pace and the prospects for capital investment seemed to be improving as well. As we are all now painfully aware, in the final quarter of the fiscal year (1st Quarter of 2020), the Covid-19 pandemic emerged and rapidly spread worldwide negatively impacting global economic growth. Corporate revenue and earnings are now collapsing as companies big and small are experiencing a fall in demand with consumers retrenching in an effort to stem the spread of the virus.
Central Banks around the world led by the Federal Reserve have taken immediate and significant action to lessen the economic impact. Too, the US government has also launched several fiscal financial responses to mitigate the economic fallout. As a result, stocks around the world are experiencing record volatility falling dramatically at the outset only to experience a breathtaking recovery in response to the government’s actions.
As mentioned earlier, the managers believe their focus on the underlying characteristics of the portfolio help explain how the Fund has performed favorably compared to the Index even throughout the downturn.
Although the Fund has maintained a significant exposure to technology stocks, the portfolio has also had a higher commitment to the health care sector relative to the Index and that too has contributed positively to the Fund’s results. The managers choice to underweight consumer staples stocks proved to be a drag on

Payson Total Return Fund
A Message to Our Shareholders (Unaudited)
March 31, 2020
2
results as investors typically flock to this sector during periods of market duress. The top five contributors to the Fund’s performance this past fiscal year based on their weights in the portfolio relative to the Index were
Amgen Inc., S & P Global Inc., Apple Inc., Visa Inc. Class A, and Intel Corp. The five stocks that detracted from the Fund’s return based on their weights in the portfolio relative to the Index include Fortive Corp., Aflac Inc.,
Aptiv PLC, Microsoft Corp., and Cisco Systems Inc.
There is no doubt the Covid -19 pandemic has shaken the entire globe’s economic foundation and with that comes significant uncertainty about the ultimate outcome. Nevertheless, between medical science actively researching vaccines, Central Banks and Governments extending monetary and fiscal assistance, and companies and consumers adapting, the Fund managers believe overall volatility in the market will abate and growth will eventually return. In the meantime, the managers will take advantage of the market volatility actively seeking opportunities as they present themselves while focusing on improving the portfolio’s underlying characteristics.

Payson Total Return Fund
Performance Chart and Analysis (Unaudited)
March 31, 2020
3
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Payson Total Return Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P
500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income.
The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Payson Total Return Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 0.89%.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call
(800) 805-8258.
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Payson Total Return Fund -5.48% 6.20% 8.57%
S&P 500® Index -6.98% 6.73% 10.53%

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
See Notes to Financial Statements.
4
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 100.0%
Consumer Discretionary - 9.4%
2,615 Amazon.com, Inc. (a) $ 5,098,518
12,831 The Home Depot, Inc. 2,395,676
49,546 The TJX Cos., Inc. 2,368,794
9,862,988
Consumer Staples - 2.8%
10,325 Thermo Fisher Scientific, Inc. 2,928,170
Financial - 20.0%
44,976 Aflac, Inc. 1,539,978
24,040 American Express Co. 2,058,065
35,000 Bank of America Corp. 743,050
14,139 Berkshire Hathaway, Inc.,
Class B (a) 2,585,033
22,516 JPMorgan Chase & Co. 2,027,116
18,420 Mastercard, Inc., Class A 4,449,535
11,500 S&P Global, Inc. 2,818,075
29,100 Visa, Inc., Class A 4,688,592
20,909,444
Health Care - 17.4%
27,500 AbbVie, Inc. 2,095,225
20,457 Amgen, Inc. 4,147,248
23,621 Danaher Corp. 3,269,383
26,780 Johnson & Johnson 3,511,661
24,845 Merck & Co., Inc. 1,911,574
4,500 Teleflex, Inc. 1,317,870
7,476 UnitedHealth Group, Inc. 1,864,365
18,117,326
Industrials - 9.2%
22,000 AMETEK, Inc. 1,584,440
40,000 Colfax Corp. (a) 792,000
9,600 Cummins, Inc. 1,299,072
12,177 General Dynamics Corp. 1,611,139
7,300 Honeywell International, Inc. 976,667
6,500 L3Harris Technologies, Inc. 1,170,780
3,900 Parker-Hannifin Corp. 505,947
17,300 United Technologies Corp. 1,631,909
9,571,954
Shares Security Description Value
Information Technology - 41.2%
17,804 Accenture PLC, Class A $ 2,906,681
4,875 Alphabet, Inc., Class A (a) 5,664,506
19,027 Apple, Inc. 4,838,376
11,300 Broadcom, Inc. 2,679,230
23,075 CDW Corp. 2,152,205
66,853 Cisco Systems, Inc. 2,627,991
18,250 Facebook, Inc., Class A (a) 3,044,100
19,860 Fidelity National Information
Services, Inc. 2,415,770
26,700 IBM 2,961,831
88,808 Intel Corp. 4,806,289
6,350 Lam Research Corp. 1,524,000
7,300 Leidos Holdings, Inc. 669,045
27,260 Microsoft Corp. 4,299,175
7,000 Raytheon Co. 918,050
15,590 Texas Instruments, Inc. 1,557,909
43,065,158
Total Common Stock (Cost $74,016,765) 104,455,040
Investments, at value - 100.0% (Cost
$74,016,765) $ 104,455,040
Other Assets & Liabilities, Net - 0.0% 20,012
Net Assets - 100.0% $ 104,475,052
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2020
See Notes to Financial Statements.
5
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 104,455,040
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 104,455,040
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 9.4%
Consumer Staples 2.8%
Financial 20.0%
Health Care 17.4%
Industrials 9.2%
Information Technology 41.2%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
March 31, 2020
See Notes to Financial Statements.
6
ASSETS
Investments, at value (Cost $74,016,765) $ 104,455,040
Cash 255,343
Receivables:
Dividends and interest 26,150
Prepaid expenses 9,111
Total Assets
104,745,644
LIABILITIES
Payables:
Fund shares redeemed 13,558
Distributions payable 153,613
Accrued Liabilities:
Investment adviser fees 54,560
Fund services fees 15,046
Other expenses 33,815
Total Liabilities
270,592
NET ASSETS
$ 104,475,052
COMPONENTS OF NET ASSETS
Paid-in capital $ 74,154,052
Distributable earnings 30,321,000
NET ASSETS
$ 104,475,052
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 5,750,992
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 18.17

Payson Total Return Fund
Statement of Operations
YEAR ENDED MARCH 31, 2020
See Notes to Financial Statements.
7
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $18) $ 1,872,286
Interest income 7,600
Total Investment Income
1,879,886
EXPENSES
Investment adviser fees 706,775
Fund services fees 187,051
Custodian fees 12,384
Registration fees 17,184
Professional fees 41,399
Trustees' fees and expenses 6,324
Other expenses 41,191
Total Expenses 1,012,308
NET INVESTMENT INCOME
867,578
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 452,524
Net change in unrealized appreciation (depreciation) on investments
(7,489,749)
NET REALIZED AND UNREALIZED LOSS
(7,037,225)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (6,169,647)

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
8
For the Years Ended March 31,
2020 2019
OPERATIONS
Net investment income $ 867,578 $ 722,197
Net realized gain 452,524 239,355
Net change in unrealized appreciation (depreciation) (7,489,749) 8,717,251
Increase (Decrease) in Net Assets Resulting from Operations
(6,169,647) 9,678,803
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(867,572) (718,980)
CAPITAL SHARE TRANSACTIONS
Sale of shares 18,427,705 12,810,743
Reinvestment of distributions 377,018 307,206
Redemption of shares
(16,202,815) (8,656,484)
Increase in Net Assets from Capital Share Transactions
2,601,908 4,461,465
Increase (Decrease) in Net Assets
(4,435,311) 13,421,288
NET ASSETS
Beginning of Year
108,910,363 95,489,075
End of Year
$ 104,475,052 $ 108,910,363
SHARE TRANSACTIONS
Sale of shares 889,432 693,817
Reinvestment of distributions 18,985 16,559
Redemption of shares
(779,474) (463,798)
Increase in Shares
128,943 246,578

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
9
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 19.37 $ 17.76 $ 16.14 $ 13.94 $ 15.21
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.13 0.14 0.16 0.16
Net realized and unrealized gain (loss)
(1.20) 1.61 2.33 2.25 (0.76)
Total from Investment Operations
(1.05) 1.74 2.47 2.41 (0.60)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.15) (0.13) (0.12) (0.21) (0.16)
Net realized gain
– – (0.73) – (0.51)
Total Distributions to Shareholders
(0.15) (0.13) (0.85) (0.21) (0.67)
NET ASSET VALUE, End of Year
$ 18.17 $ 19.37 $ 17.76 $ 16.14 $ 13.94
TOTAL RETURN
(5.48)% 9.83% 15.39% 17.41% (3.94)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 104,475 $ 108,910 $ 95,489 $ 78,888 $ 74,514
Ratios to Average Net Assets:
Net investment income 0.74% 0.71% 0.82% 1.10% 1.11%
Net expenses 0.86% 0.89% 0.94% 0.98% 0.97%
PORTFOLIO TURNOVER RATE 25% 27% 38% 30% 55%
(a) Calculated based on average shares outstanding during each year.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2020
10
Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in
Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the
Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2020
11
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations,

Payson Total Return Fund
Notes to Financial Statements
March 31, 2020
12
which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of March 31, 2020, the Fund had $5,343 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2020
13
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of
Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the
Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2020 were $32,208,335 and $28,348,306, respectively.
Federal Income Tax
As of March 31, 2020, the cost of investments for federal income tax purposes is $74,016,765 and the components of net appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Gross Unrealized Appreciation
$ 34,460,892
Gross Unrealized Depreciation
(4,022,617)
Net Unrealized Appreciation
$ 30,438,275
2020 2019
Ordinary Income $ 819,539 $ 665,961

Payson Total Return Fund
Notes to Financial Statements
March 31, 2020
14
As of March 31, 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
As of March 31, 2020, the Fund had $117,244 of available short-term capital loss carryforwards that have no expiration date.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Undistributed Ordinary Income
$ 153,582
Capital and Other Losses
(117,244)
Unrealized Appreciation
30,438,275
Other Temporary Differences
(153,613)
Total
$ 30,321,000

Report of Independent Registered Public Accounting Firm
15
To the Board of Trustees of Forum Funds
and the Shareholders of Payson Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Payson Total Return Fund, a series of shares of beneficial interest in Forum Funds (the “ Fund ”), including the schedule of investments, as of
March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “ financial statements ”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“ PCAOB ”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining , on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm
16
BBD, LLP
We have served as the auditor of one or more of the Funds in Forum Funds since 2009.
Philadelphia, Pennsylvania
May 28 , 2020

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2020
17
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2020
18
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11)
of the Code. The Fund also designates 0.42 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 805-8258.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 901.60 $ 4.09 0.86%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.70 $ 4.34 0.86%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2020
19
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund
Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since
2017; independent consultant
providing interim CFO services,
principally to non-profit
organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2020
20
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund Services
2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund Services
2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund Services
2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019; Chief Compliance Officer, 2008-
2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund
Services since 2019; Fund Compliance
Officer, Atlantic Fund Services 2013-
2019.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-ANR-0320

Merk Hard Currency Fund
®
Investor Shares (MERKX)
Institutional Shares (MHCIX)
Annual Report

March 31, 2020
Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (866) 637-5386 and merkfunds.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at
(866) 637-5386 and merkfunds.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to the Merk Hard Currency Fund.

1

Dear Shareholder,
We present the annual report for the Merk Hard Currency Fund® with respect to the period April 1, 2019 through March 31, 2020 (the
“Period”).
The Merk Hard Currency Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar.
Merk Investments LLC (the “Adviser”) will determine currency allocations based on its analysis of monetary policies pursued by central banks and economic environments.
The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please visit www.merkfunds.com for most recent month end performance. The Fund’s expense ratio for the Investor Shares is 1.38%.
Merk Hard Currency Fund
I
n Q2 2019 the U.S. dollar was mixed vs the G10 (group of 11 industrialized nations that have similar economic interests) currencies.
But slightly weaker overall based on the U.S. Dollar Index. Within the G10, the Japanese yen was the best performer, up 2.79% for the quarter. The British pound was the worst performer, down 2.60%. Gold was up 9.07% in the quarter. During the period the Fund reduced the Euro exposure and increased the New Zealand dollar and Australian dollar exposures. The Fund was up 1.43% for the quarter, primarily on the gold, Canadian dollar, and euro positions.
In Q3 2019 the U.S. dollar was stronger versus G10 currencies and down versus gold. Gold was up 4.47% for the quarter. The Japanese yen was the best performer in the G10, but was still down, with a return of -0.21%. The New Zealand dollar was the worst performer, down 6.77%. The Fund was down 3.68% for the quarter, primarily from the decline in the Swedish krona, down 4.21%. During the quarter the Fund increased the Australian dollar, Canadian dollar, Norwegian krone, New Zealand dollar, and Swedish krona exposure, and reduced the euro and gold allocations.
In Q4 2019 the U.S. dollar was weaker versus all G10 except for the Japanese yen. The Japanese yen was the worst performer, down 0.49%
for the quarter. The British pound was the best performer, up 7.88%, as fears of a disorderly exit from the European Union, a so-called hard Brexit, subsided. Gold was up 3.04% for the period. The Fund was up 4.05% for the quarter, with gains in the Swedish krona allocation outpacing what were otherwise relatively evenly spread gains across the Fund’s currency allocations. During the period the Fund increased the Australian dollar, euro, and New Zealand dollar positions, and reduced the Canadian dollar and British pound positions.
In Q1 2020 the U.S. dollar was mostly stronger due to the COVID19 pandemic causing a global scramble for U.S. dollars as foreigners that had borrowed in U.S. dollars needed to buy U.S. dollars in an effort to deleverage in an environment of extreme volatility. The only currencies that gained versus the dollar were the perceived safe haven Japanese yen and Swiss franc, as well as gold. The Fund was down
7.89% for the quarter, primarily from the Norwegian krone and Australian dollar, as well as the Canadian dollar and Swedish krona positions. During the period the Fund increased the Japanese yen position and reduced the Australian dollar and euro positions.
The COVID19 pandemic has created a global risk-off environment that has weakened most foreign currencies versus the U.S. dollar.
The Federal Reserve’s various programs, including swap lines with foreign central banks, are alleviating some dollar funding stress internationally and helping reduce U.S. dollar strength. In our assessment, we may be in the final stage of what some have called a secular dollar bull market. According to our purchasing power parity valuation model, the U.S. dollar is currently about 20% overvalued, which is historically on the high end of the range. The beginning of an extended dollar bear market may be near.
In this context, we encourage investors to consider whether the Merk Funds may help diversify their portfolios.
As of March 31, 2020
(annualized return)
1 year 5 year 10 year
Since inception
5/10/05
Merk Hard Currency Fund Investor Shares
(MERKX)
-6.37% -1.77% -2.07% +0.56%
JPMorgan 3-Month Global Cash Index
(“reference basket”)
-3.45% -0.54% -1.69% +0.29%
A Message To Our Shareholders (Unaudited)
March 31, 2020

Sincerely,
Axel G. Merk
President & Chief Investment Officer
The views in this Report were those of the Fund Manager as of March 31, 2020 and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in a Fund and do not constitute investment advice. The Fund’s performance is influenced by changes in exchange rates of currencies to which the Fund may have had exposure to through derivatives. Over time, the Fund seeks to generate more gains from securities than derivatives.
Since the Fund is primarily exposed to foreign currencies, changes in currency exchange rates will affect the value of what the respective Fund owns and the price of the Fund’s shares. Investing in foreign instruments bears a greater risk than investing in domestic instruments for reasons such as volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. The Fund is subject to interest rate risk, which is the risk that debt securities in a Fund’s portfolio will decline in value because of increases in market interest rates. As a non-diversified fund, the Merk Hard Currency Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. The Fund may also invest in derivative securities, which can be volatile and involve various types and degrees of risk.
The JPMorgan 3-Month Global Cash Index tracks total returns of three-month constant maturity euro-currency deposits. The euro-
currency deposits are the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the
Fund's portfolio. JPMorgan does not sponsor, endorse or promote the Merk Hard Currency Fund in connection with any reference to the
JPMorgan 3-Month Global Cash Index. JPMorgan makes no representation or warranty, express or implied regarding the advisability of investing in securities generally or in any product particularly or the ability of the JPMorgan 3-Month Global Cash Index to track general bond market performance.

The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the Merk Hard Currency Fund (the “Fund”) compared with the performance of the benchmark, JPMorgan
3-Month Global Cash Index, over the past ten fiscal years. The JPMorgan 3-Month Global Cash Index tracks total returns of three-month constant maturity euro-currency deposits. The euro-currency deposits are the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The
Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Merk Hard Currency Fund-Investor Shares vs. JPMorgan 3-Month Global Cash Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 1.38% and
1.13%, respectively. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 637-5386 or visit www.merkfunds.com.
Ten Years (03/31/2010-03/31/2020)
Average Annual Total Returns
Periods Ended March 31, 2020 One Year Five Year Ten Year
Merk Hard Currency Fund Investor Shares -6.37% -1.77% -2.07%
Merk Hard Currency Fund Institutional Shares* -6.18% -1.52% -1.80%
JPMorgan 3-Month Global Cash Index -3.45% -0.54% -1.69%
*
For the Institutional Shares, performance for the above ten year period is a blended average annual return which includes the return of the Investor Shares prior to
April 1, 2010, the commencement of operations of the Institutional Shares.
Merk Hard Currency Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2020

See Notes to Financial Statements.
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
T
thi
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 71.4%
(a)
Financials - Netherlands - 4.4%
$ 2,500,000 ING Bank NV, EMTN EUR 0.700% 04/16/20 $ 2,757,458
Non-U.S. Government - Australia - 4.8%
4,900,000 Australia Government Bond  AUD 4.500 04/15/20 3,018,589
Non-U.S. Government - New Zealand - 10.1%
10,680,000 New Zealand Government Bond NZD 3.000 04/15/20 6,379,024
Non-U.S. Government - Sweden - 4.1%
25,000,000 Sweden Government Bond SEK 5.000 12/01/20 2,617,217
Non-U.S. Government Agency - Germany - 4.7%
31,000,000 KFW NOK 1.250 01/19/21 2,991,284
Non-U.S. Government Agency - Sweden - 15.2%
93,500,000 Kommuninvest I Sverige AB, MTN SEK 2.500 12/01/20 9,607,339
Regional Agencies - Australia - 2.9%
3,000,000 Western Australian Treasury Corp. AUD 2.500 07/22/20 1,857,827
Regional Authority - Australia - 3.2%
3,300,000 New South Wales Treasury Corp. AUD 6.000 05/01/20 2,039,130
Regional Authority - Canada - 13.8%
4,200,000 Province of British Columbia Canada CAD 3.700 12/18/20 3,049,290
3,900,000 Province of New Brunswick Canada CAD 4.500 06/02/20 2,790,303
4,000,000 Province of Saskatchewan Canada CAD 3.900 07/28/20 2,873,531
8,713,124
Regional Authority - Norway - 2.9%
19,000,000 City of Oslo Norway NOK 3.550 02/12/21 1,868,045
Supranational Bank - Luxembourg - 5.3%
3,000,000 European Financial Stability Facility, EMTN EUR 1.750 10/29/20 3,349,577
Total Foreign Bonds (Cost $48,458,049) 45,198,614
Foreign Treasury Securities - 12.4%
(a)
Non-U.S. Government - Canada - 4.5%
4,000,000 Canadian Treasury Bill
(b)
CAD 1.002 05/28/20 2,841,100
Non-U.S. Government - Norway - 7.9%
52,000,000 Norway Treasury Bill
(b)(c)
NOK 1.122 09/16/20 4,983,329
Total Foreign Treasury Securities (Cost $8,718,284) 7,824,429
U.S. Government & Agency Obligations - 6.3%
(a)
U.S. Treasury Securities - 6.3%
4,000,000 U.S. Treasury Bill
(d)
(Cost $3,996,286) USD 1.525 04/23/20 3,999,930
Shares Security Description Currency Value in USD
Exchange Traded Product - 6.0%
247,800 VanEck Merk Gold Trust ETF
(e)(f)
(Cost $2,970,915) USD 3,813,642
Shares Security Description Currency Rate Value in USD
Money Market Fund - 4.2%
2,637,191
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(g)
(Cost $2,637,191) USD 0.429 2,637,191
Investments, at value - 100.3% (Cost $66,780,725) $ 63,473,806
Foreign Currencies – 1.4% (Cost $929,829) 865,557
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.2% 139,556
Other Assets & Liabilities, Net – (1.9)% (1,215,672)
NET ASSETS – 100.0%
$ 63,263,247
EMTN European Medium Term Note
ETF Exchange Traded Fund
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

See Notes to Financial Statements.
Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:
As of March 31, 2020, the Merk Hard Currency Fund had the following forward currency contract outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
(b) Zero coupon bond. Interest rate presented is yield to maturity.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$4,983,329 or 7.9% of net assets.
(d) Rate presented is yield to maturity.
(e) Affiliate.
(f) Non-income producing security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
Balance
3/31/2019
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2020
Realized
Gain/(Loss) Investment Income
Shares/
Principal
477,800
– (230,000) –
247,800
Cost $ 5,933,706 $ – $ (2,962,791) $ – $ 2,970,915 $ 382,844 $ –
Value 6,053,726 – – 722,707 3,813,642
Counterparty Contracts to Purchase/(Sell)
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
Barclays Capital, Inc. (1,800,000) British Pound Sterling 04/01/20 $ (2,115,396) $ (120,384)
1,800,000 British Pound Sterling 04/01/20 2,119,188 116,593
1,800,000 British Pound Sterling 04/08/20 2,115,777 120,421
RBC Capital Markets, LLC (550,000,000) Japanese Yen 04/01/20 (4,931,714) (183,376)
550,000,000 Japanese Yen 04/01/20 5,091,263 23,826
550,000,000 Japanese Yen 04/08/20 4,934,833 182,476
$ 139,556
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 45,198,614 $ – $ 45,198,614
Foreign Treasury Securities – 7,824,429 – 7,824,429
U.S. Government & Agency Obligations – 3,999,930 – 3,999,930
Exchange Traded Product 3,813,642 – – 3,813,642
Money Market Fund – 2,637,191 – 2,637,191
Investments, at value $ 3,813,642 $ 59,660,164 $ – $ 63,473,806
Other Financial Instruments
*
Forward Currency Contracts
– 443,316 – 443,316
Total Assets
$ 3,813,642 $ 60,103,480 $ – $ 63,917,122
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (303,760) $ – $ (303,760)
Total Liabilities
$ – $ (303,760) $ – $ (303,760)
*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at year end.

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Net Assets
Foreign Bonds 71.4%
Foreign Treasury Securities 12.4%
U.S. Government & Agency Obligations 6.3%
Exchange Traded Product 6.0%
Money Market Fund 4.2%
Foreign Currencies 1.4%
Net Unrealized Gain/Loss on Forward Currency Contracts 0.2%
Other Assets and Liabilities, Net (1.9)%
100.0%

See Notes to Financial Statements.
ASSETS
Total Investments, at value (Cost $63,809,810) $ 59,660,164
Total Investments in affiliates, at value (Cost $2,970,915)
3,813,642
Total Investments, at value (Cost $66,780,725)
63,473,806
Foreign currency (Cost $929,829, respectively) 865,557
Receivables:
Fund shares sold 6,749
Investment securities sold 673,245
Dividends and interest 475,329
Unrealized gain on forward currency contracts 443,316
Total Assets
6 5,938,002
LIABILITIES
Unrealized loss on forward currency contracts 303,760
Payables:
Investment securities purchased 10,633
Fund shares redeemed 2,293,945
Accrued Liabilities:
Investment adviser fees 52,641
Distribution fees 10,887
Other expenses 2,889
Total Liabilities
2,674,755
NET ASSETS
$ 63,263,247
COMPONENTS OF NET ASSETS
Paid-in capital $ 77,351,855
Distributable earnings
(14,088,608)
NET ASSETS
$ 63,263,247
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,837,948
Institutional Shares 1,565,679
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $49,712,063, respectively)
$ 8.52
Institutional Shares (based on net assets of $13,551,184, respectively)
$ 8.66
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 24,337
Interest income (Net of foreign withholding taxes of $17,203, respectively) 1,189,096
Net amortization expense
(630,650)
Total Investment Income
582,783
EXPENSES
Investment adviser fees 756,661
Non 12b-1 shareholder servicing fees:
Investor Shares 29,160
Institutional Shares 8,674
Distribution fees:
Investor Shares 145,798
Interest expense 45,852
Total Expenses 986,145
Fees waived
(18,619)
Net Expenses
967,526
NET INVESTMENT LOSS
(384,743)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(1,426,364)
Investments in affiliated issuers
382,844
Foreign currency transactions
(847,583)
Net realized loss
(1,891,103)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers
(3,344,529)
Investments in affiliated issuers
722,707
Foreign currency translations
198,005
Net change in unrealized appreciation (depreciation)
(2,423,817)
NET REALIZED AND UNREALIZED LOSS
(4,314,920)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (4,699,663)
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2020

See Notes to Financial Statements.
MERK HARD CURRENCY FUND
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
OPERATIONS
Net investment loss $ (384,743) $ (770,651)
Net realized loss (1,891,103) (3,676,356)
Net change in unrealized appreciation (depreciation)
(2,423,817) (4,403,701)
Decrease in Net Assets Resulting from Operations
(4,699,663) (8,850,708)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (699,691)
Institutional Shares – (171,231)
Total Distributions to Shareholders – (870,922)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 6,203,686 7,303,266
Institutional Shares 7,480,445 1,892,346
Reinvestment of distributions:
Investor Shares – 683,099
Institutional Shares – 158,813
Redemption of shares:
Investor Shares
(17,494,592) (21,473,794)
Institutional Shares
(9,264,220) (6,302,431)
Decrease in Net Assets from Capital Share Transactions
(13,074,681) (17,738,701)
Decrease in Net Assets
(17,774,344) (27,460,331)
NET ASSETS
Beginning of Year
81,037,591 108,497,922
End of Year
$ 63,263,247 $ 81,037,591
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 695,440 771,081
Institutional Shares 815,447 200,419
Reinvestment of distributions:
Investor Shares – 72,593
Institutional Shares – 16,682
Redemption of shares:
Investor Shares
(1,952,757) (2,285,487)
Institutional Shares
(1,034,048) (655,823)
Decrease in Shares
(1,475,918) (1,880,535)
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 9.10 $ 10.06 $ 9.27 $ 9.81 $ 9.49
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.08) (0.12) (0.12) (0.10)
Net realized and unrealized gain (loss)
(0.53) (0.80) 1.00 (0.42) 0.42
Total from Investment Operations
(0.58) (0.88) 0.88 (0.54) 0.32
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– (0.08) (0.09) – –
NET ASSET VALUE, End of Year
$ 8.52 $ 9.10 $ 10.06 $ 9.27 $ 9.81
TOTAL RETURN
(6.37)% (8.73)% 9.54% (5.50)% 3.37%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted) $49,712 $64,575 $85,874 $92,355 $105,417
Ratios to Average Net Assets:
Net investment loss (0.57)% (0.88)% (1.21)% (1.27)% (1.06)%
Net expenses 1.34% 1.35% 1.27% 1.24% 1.23%
Interest expenses 0.06% 0.08% –% –% –%
Net expenses without interest expenses 1.28% 1.27% 1.27% 1.24% 1.23%
Gross expenses (b) 1.36% 1.38% 1.30% 1.30% 1.30%
PORTFOLIO TURNOVER RATE (c) 53% 65% 35% 81% 85%
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 9.23 $ 10.18 $ 9.38 $ 9.90 $ 9.55
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.06) (0.10) (0.10) (0.08)
Net realized and unrealized gain (loss)
(0.54) (0.80) 1.02 (0.42) 0.43
Total from Investment Operations
(0.57) (0.86) 0.92 (0.52) 0.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– (0.09) (0.12) – –
NET ASSET VALUE, End of Year
$ 8.6 6 $ 9.23 $ 10.18 $ 9.38 $ 9.90
TOTAL RETURN
(6. 1 8)% (d) (8.47)% 9.82% (5.25)% 3.66%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted) $13,551 $16,462 $22,624 $17,821 $18,296
Ratios to Average Net Assets:
Net investment loss (0.31)% (0.64)% (0.95)% (1.02)% (0.81)%
Net expenses 1.09% 1.10% 1.02% 0.99% 0.98%
Interest expenses 0.06% 0.08% –% –% –%
Net expenses without interest expenses 1.03% 1.02% 1.02% 0.99% 0.98%
Gross expenses (b) 1.11% 1.13% 1.05% 1.05% 1.05%
PORTFOLIO TURNOVER RATE (c) 53% 65% 35% 81% 85%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
Financial Highlights

11

Organization
The Merk Hard Currency Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar. The Fund’s Investor Shares and Institutional Shares commenced operations on May 10, 2005 and April 1, 2010, respectively.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations
NOTES TO FINANCIAL STATEMENTS
March 31, 2020

and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of March 31, 2020, are disclosed in the Fund’s Schedule of
Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly.
Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Merk Investments LLC is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the
Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Under the terms of the Investment Advisory Agreement for the Fund, the Adviser is obligated to pay all expenses of the Fund except
Board-approved shareholder servicing fees, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses and expenses that the Fund is authorized to pay under Rule 12b-1.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the
Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Pursuant to the terms of the investment advisory agreement, the Trustees' fees attributable to the Fund are paid by the Adviser.
Fees Waived
During the fiscal year, the Fund invested in VanEck Merk Gold Trust ETF, an exchange traded product sponsored by the Adviser. As of
March 31, 2020 , the Fund owned approximately 1.77% of VanEck Merk Gold Trust ETF. The Adviser has agreed to waive fees in an amount equal to the fee it receives from VanEck Merk Gold Trust ETF based on Merk Hard Currency Fund’s investment in VanEck Merk
Gold Trust ETF (NYSE:OUNZ). For the year ended March 31, 2020 , the Adviser waived fees of $18,619 for the Fund.

Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended March 31, 2020 , were as follows:
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended March 31, 2020 for any derivative type that was held during the year is as follows:
The Fund’s use of derivatives during the year ended March 31, 2020 , was limited to forward currency contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities for the Fund as of March 31, 2020 :
Realized and unrealized gains and losses on derivatives contracts during the year ended March 31, 2020, by the Fund are recorded in the following locations on the Statements of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments for the Fund at March 31, 2020 .
These amounts may be collateralized by cash or financial instruments.
Federal Income Tax
As of March 31, 2020 , the cost for federal income tax purposes is $66,804,471 and the components of net unrealized depreciation consists of:
Purchases Sales
$ 14,614,727 $ 16,731,127
Forward Currency Contracts $ 292,360,736
Location:
Currency
Contracts
Asset derivatives:
Unrealized gain on forward currency contracts $ 443,316
Liability derivatives:
Unrealized loss on forward currency contracts $ (303,760)
Location:
Currency
Contracts
Net realized loss on:
Foreign currency transactions $ (176,353)
Net change in unrealized appreciation on:
Foreign currency translations $ 199,688
Gross Asset (Liability) as
Presented in the Statements
of Assets and Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Assets:
Over-the-counter derivatives** $ 443,316 $ – $ – $ 443,316
Liabilities:
Over-the-counter derivatives** $ (303,760) $ 303,760 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.
Gross Unrealized Appreciation
$ 846,371
Gross Unrealized Depreciation
(4,177,036)
Net Unrealized Depreciation
$ (3,330,665)

Distributions paid during the fiscal year were characterized for tax purposes as follows:
As of March 31, 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to grantor trust adjustments, forward contracts and wash sales.
For tax purposes, the current year deferred late year ordinary loss was $1,303,195 (realized during the period November 1, 2019 through
March 31, 2020 ). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, April 1, 2020 .
As of March 31, 2020 , the Funds had $522,124 short term capital loss carryforwards and $8,832,364 available in long term capital loss carry forwards that have no expiration date.
For the year ended March 31, 20 20 , the Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of net operating losses.
Underlying Investments in Other Pooled Investment Vehicles
The Fund currently invests a portion of its assets in the VanEck Merk Gold Trust ETF. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders.
The performance of the Fund may be directly affected by the performance of the VanEck Merk Gold Trust ETF. The financial statements of the VanEck Merk Gold Trust ETF, including the schedule of investments, can be found at the Merk Funds website www.merkfunds.
com , or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2020 , the percentage of the Fund’s net assets invested in the VanEck Merk Gold Trust ETF was 6.0% .
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
2020
2019
Ordinary Income $ – $ 870,922
Capital and
Other Losses
Unrealized
Depreciation Total
$ (10,657,683) $ (3,430,925) $ (14,088,608)
Paid-in-Capital $ (3,437,996)
Distributable Earnings $ 3,437,996

16

To the Board of Trustees of Forum Funds and
the Shareholders of Merk Hard Currency Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Merk Hard Currency Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The
Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
May 28, 2020
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

17

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the U.S. Securities and Exchange Commission’s
(the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2019 through March 31, 2020.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each
Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Merk Hard Currency Fund
Investor Shares
Actual $ 1,000.00 $ 958.38 $ 6.32 1.29%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.55 $ 6.51 1.29%
Institutional Shares
Actual $ 1,000.00 $ 95 9 . 03 $ 5. 0 9 1.04%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.80 $ 5.25 1.04%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.
ADDITIONAL INFORMATION (Unaudited)
March 31, 2020

principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine
04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 637-5386.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally
to non-profit organizations, 2011-
2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-
2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019; Chief
Compliance Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund
Services since 2019; Fund Compliance
Officer, Atlantic Fund Services 2013-2019.

20

[INTENTIONALLY LEFT BLANK]
March 31, 2020

21

[INTENTIONALLY LEFT BLANK]
March 31, 2020

FOR MORE INFORMATION
Merk Hard Currency Fund
®
P.O. BOX 588
PORTLAND, ME 04112
208-ANR-0320
INVESTMENT ADVISER
Merk Investments LLC
555 Bryant Street #455
Palo Alto, CA 94301
www.merkfunds.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,500 in 2019 and $115,000 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $25,500 in 2019 and $21,000 in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 28, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 28, 2020